1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (81.5%)
Communication Services (4.5%)
Diversified Telecommunication Services (0.4%)
Vonage Holdings Corp.
1.750%, 6/1/24§	$106,000	$112,545

Entertainment (1.0%)
Live Nation Entertainment, Inc.
2.500%, 3/15/23	105,000	130,326
Pandora Media LLC
1.750%, 12/1/23	110,000	128,244

		258,570

Interactive Media & Services (1.1%)
Momo, Inc.
1.250%, 7/1/25	61,000	56,611
Twitter, Inc.
0.250%, 6/15/24	171,000	181,876
Zillow Group, Inc.
1.500%, 7/1/23	34,000	34,522

		273,009

Media (2.0%)
DISH Network Corp.
3.375%, 8/15/26	395,000	361,954
Liberty Interactive LLC
1.750%, 9/30/46§	116,000	142,369

		504,323

Total Communication Services		1,148,447

Consumer Discretionary (8.3%)
Diversified Consumer Services (0.7%)
Chegg, Inc.
0.125%, 3/15/25§	166,000	184,182

Hotels, Restaurants & Leisure (1.4%)
Caesars Entertainment Corp.
5.000%, 10/1/24	207,000	356,687

Internet & Direct Marketing Retail (4.8%)
Booking Holdings, Inc.
0.350%, 6/15/20	350,000	505,231
Ctrip.com International Ltd.
1.250%, 9/15/22	45,000	44,897
Etsy, Inc.
(Zero Coupon), 3/1/23	67,000	130,261
IAC Financeco 3, Inc.
2.000%, 1/15/30§	300,000	323,712
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	102,000	101,305
Wayfair, Inc.
0.375%, 9/1/22	70,000	97,268

		1,202,674

Specialty Retail (1.4%)
Guess?, Inc.
2.000%, 4/15/24§	100,000	95,971
RH
(Zero Coupon), 7/15/20	28,000	35,748
(Zero Coupon), 6/15/23	228,000	222,589

		354,308

Total Consumer Discretionary		2,097,851

Consumer Staples (0.5%)
Personal Products (0.5%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	132,000	125,556

Total Consumer Staples		125,556

Energy (2.2%)
Energy Equipment & Services (1.3%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	148,000	139,481
Transocean, Inc.
0.500%, 1/30/23	182,000	175,668

		315,149

Oil, Gas & Consumable Fuels (0.9%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	94,500
Chesapeake Energy Corp.
5.500%, 9/15/26(e)	201,000	143,369

		237,869

Total Energy		553,018

Financials (2.5%)
Capital Markets (0.8%)
New Mountain Finance Corp.
5.750%, 8/15/23	199,000	204,533

Consumer Finance (0.8%)
Encore Capital Group, Inc.
3.000%, 7/1/20	90,000	91,119
PRA Group, Inc.
3.500%, 6/1/23	99,000	97,749

		188,868

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	59,860

Thrifts & Mortgage Finance (0.7%)
LendingTree, Inc.
0.625%, 6/1/22	101,000	166,587

Total Financials		619,848

Health Care (20.1%)
Biotechnology (8.7%)
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	115,000	100,887
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	211,000	227,888
Clovis Oncology, Inc.
2.500%, 9/15/21	128,000	109,769
Exact Sciences Corp.
0.375%, 3/15/27	312,000	384,168
Flexion Therapeutics, Inc.
3.375%, 5/1/24	144,000	119,315
Incyte Corp.
1.250%, 11/15/20	75,000	124,416
Inovio Pharmaceuticals, Inc.
6.500%, 3/1/24§	66,000	53,086
Insmed, Inc.
1.750%, 1/15/25	175,000	158,549
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	81,000	97,458
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23	315,000	260,323
Medicines Co. (The)
2.500%, 1/15/22	131,000	156,730

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	$98,000	$140,785
Radius Health, Inc.
3.000%, 9/1/24	69,000	59,521
Retrophin, Inc.
2.500%, 9/15/25	58,000	52,280
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	73,000	159,232

		2,204,407

Health Care Equipment & Supplies (4.4%)
CONMED Corp.
2.625%, 2/1/24§	117,000	137,020
DexCom, Inc.
0.750%, 5/15/22	137,000	226,348
Insulet Corp.
1.375%, 11/15/24	151,000	218,774
Nevro Corp.
1.750%, 6/1/21	182,000	193,037
NuVasive, Inc.
2.250%, 3/15/21	71,000	85,303
Wright Medical Group NV
2.250%, 11/15/21	171,000	247,262

		1,107,744

Health Care Providers & Services (1.8%)
Anthem, Inc.
2.750%, 10/15/42	54,000	220,716
Molina Healthcare, Inc.
1.125%, 1/15/20	74,000	240,056

		460,772

Health Care Technology (1.9%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	104,022
Evolent Health, Inc.
2.000%, 12/1/21	124,000	107,851
Teladoc Health, Inc.
3.000%, 12/15/22	152,000	262,319

		474,192

Life Sciences Tools & Services (1.1%)
Illumina, Inc.
0.500%, 6/15/21	149,000	197,937
(Zero Coupon), 8/15/23§	66,000	71,079

		269,016

Pharmaceuticals (2.2%)
Dermira, Inc.
3.000%, 5/15/22	174,000	148,574
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	91,000	102,151
Jazz Investments I Ltd.
1.875%, 8/15/21	241,000	245,683
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24	91,000	62,228

		558,636

Total Health Care		5,074,767

Industrials (6.3%)
Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	131,000	136,809
Echo Global Logistics, Inc.
2.500%, 5/1/20	200,000	197,650

		334,459

Building Products (0.5%)
Patrick Industries, Inc.
1.000%, 2/1/23	142,000	128,169

Construction & Engineering (1.5%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	173,495
Tutor Perini Corp.
2.875%, 6/15/21	209,000	198,050

		371,545

Machinery (2.3%)
Chart Industries, Inc.
1.000%, 11/15/24§	88,000	123,795
Fortive Corp.
0.875%, 2/15/22§	198,000	203,454
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	270,000	255,191

		582,440

Transportation Infrastructure (0.7%)
Macquarie Infrastructure Corp.
2.000%, 10/1/23	191,000	173,495

Total Industrials		1,590,108

Information Technology (35.5%)
Communications Equipment (1.6%)
Infinera Corp.
2.125%, 9/1/24	122,000	91,925
Lumentum Holdings, Inc.
0.250%, 3/15/24	253,000	302,947

		394,872

Electronic Equipment, Instruments & Components (0.5%)
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	124,821

IT Services (5.3%)
Akamai Technologies, Inc.
0.125%, 5/1/25	215,000	241,704
Euronet Worldwide, Inc.
0.750%, 3/15/49§	126,000	148,419
GDS Holdings Ltd.
2.000%, 6/1/25	56,000	58,746
KBR, Inc.
2.500%, 11/1/23§	62,000	75,015
Okta, Inc.
0.250%, 2/15/23	35,000	95,822
Square, Inc.
0.500%, 5/15/23	347,000	441,447
Twilio, Inc.
0.250%, 6/1/23	82,000	167,500
Wix.com Ltd.
(Zero Coupon), 7/1/23	87,000	109,927

		1,338,580

Semiconductors & Semiconductor Equipment (12.8%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	107,000	415,489
Inphi Corp.
1.125%, 12/1/20	87,000	134,487
Intel Corp.
3.250%, 8/1/39	131,000	324,911
Microchip Technology, Inc.
1.625%, 2/15/25	259,000	495,984
1.625%, 2/15/27	485,000	618,035
Micron Technology, Inc.
Series F
2.125%, 2/15/33	19,000	77,883

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Novellus Systems, Inc.
2.625%, 5/15/41	$53,000	$340,672
ON Semiconductor Corp.
1.000%, 12/1/20	199,000	253,504
Rambus, Inc.
1.375%, 2/1/23	91,000	89,572
Silicon Laboratories, Inc.
1.375%, 3/1/22	116,000	153,391
Synaptics, Inc.
0.500%, 6/15/22	107,000	96,844
Teradyne, Inc.
1.250%, 12/15/23	121,000	221,694

		3,222,466

Software (14.0%)
Coupa Software, Inc.
0.125%, 6/15/25§	245,000	274,975
DocuSign, Inc.
0.500%, 9/15/23§	122,000	128,544
FireEye, Inc.
0.875%, 6/1/24	255,000	250,091
Guidewire Software, Inc.
1.250%, 3/15/25	167,000	187,182
HubSpot, Inc.
0.250%, 6/1/22	91,000	176,880
New Relic, Inc.
0.500%, 5/1/23	222,000	243,830
Nutanix, Inc.
(Zero Coupon), 1/15/23	181,000	163,379
Palo Alto Networks, Inc.
0.750%, 7/1/23§	388,000	426,208
Pluralsight, Inc.
0.375%, 3/1/24§	66,000	71,741
Q2 Holdings, Inc.
0.750%, 6/1/26§	131,000	144,631
RealPage, Inc.
1.500%, 11/15/22	93,000	145,993
ServiceNow, Inc.
(Zero Coupon), 6/1/22	119,000	247,683
Splunk, Inc.
0.500%, 9/15/23§	397,000	452,081
1.125%, 9/15/25§	61,000	70,519
Verint Systems, Inc.
1.500%, 6/1/21	188,000	207,726
Workday, Inc.
0.250%, 10/1/22	141,000	206,218
Zendesk, Inc.
0.250%, 3/15/23	90,000	131,787

		3,529,468

Technology Hardware, Storage & Peripherals (1.3%)
Pure Storage, Inc.
0.125%, 4/15/23	247,000	237,826
Western Digital Corp.
1.500%, 2/1/24§	106,000	98,526

		336,352

Total Information Technology		8,946,559

Materials (0.6%)
Metals & Mining (0.6%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	42,000	70,035
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	61,000	87,728

Total Materials		157,763

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	111,000	107,390
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	54,000	67,461

		174,851

Real Estate Management & Development (0.3%)
Redfin Corp.
1.750%, 7/15/23	97,000	90,379

Total Real Estate		265,230

Total Convertible Bonds		20,579,147

Total Long-Term Debt Securities (81.5%) (Cost $19,121,510)		20,579,147

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Financials (5.8%)
Banks (5.1%)
Bank of America Corp.,
Series L
7.250%	365	517,366
Wells Fargo & Co.,
Series L
7.500%	550	764,808

		1,282,174

Insurance (0.7%)
Assurant, Inc.,
Series D
6.500%	1,583	184,926

Total Financials		1,467,100

Health Care (3.7%)
Health Care Equipment & Supplies (3.7%)
Becton Dickinson and Co.,
Series A
6.125%	9,652	595,046
Danaher Corp.,
Series A
4.750%	295	334,795

Total Health Care		929,841

Industrials (1.6%)
Machinery (1.6%)
Fortive Corp.,
Series A
5.000%	326	318,473
Rexnord Corp.,
Series A
5.750%	1,335	78,858

Total Industrials		397,331

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.8%)
Chemicals (0.8%)
International Flavors & Fragrances, Inc.,
6.000%	3,650	$196,260

Total Materials		196,260

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Crown Castle International Corp. (REIT),
Series A
6.875%	186	224,271

Total Real Estate		224,271

Utilities (1.2%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.,
6.125%	1,990	108,415
NextEra Energy, Inc.,
6.123%	1,095	72,347

		180,762

Multi-Utilities (0.5%)
Sempra Energy,
Series A
6.000%	1,198	133,170

Total Utilities		313,932

Total Convertible Preferred Stocks (14.0%) (Cost $3,149,831)		3,528,735

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	381,252	381,405

Total Short-Term Investment (1.5%) (Cost $381,397)		381,405

Total Investments in Securities (97.0%) (Cost $22,652,738)		24,489,287
Other Assets Less Liabilities (3.0%)		747,051

Net Assets (100%)		$25,236,338

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2019, the market value of these securities amounted to $3,439,177 or 13.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2019. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,148,447	$—	$1,148,447
Consumer Discretionary	—	2,097,851	—	2,097,851
Consumer Staples	—	125,556	—	125,556
Energy	—	553,018	—	553,018
Financials	—	619,848	—	619,848
Health Care	—	5,074,767	—	5,074,767
Industrials	—	1,590,108	—	1,590,108
Information Technology	—	8,946,559	—	8,946,559
Materials	—	157,763	—	157,763
Real Estate	—	265,230	—	265,230
Convertible Preferred Stocks
Financials	1,467,100	—	—	1,467,100
Health Care	929,841	—	—	929,841
Industrials	397,331	—	—	397,331
Materials	196,260	—	—	196,260
Real Estate	224,271	—	—	224,271
Utilities	313,932	—	—	313,932
Short-Term Investment
Investment Company	381,405	—	—	381,405

Total Assets	$3,910,140	$20,579,147	$—	$24,489,287

Total Liabilities	$—	$—	$—	$—

Total	$3,910,140	$20,579,147	$—	$24,489,287

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,834,236
Aggregate gross unrealized depreciation	(1,138,915)

Net unrealized appreciation	$1,695,321

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,793,966

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.2%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
2.826%, 4/25/36(l)		$1,400,000	$1,387,559
Carrington Mortgage Loan Trust,
Series 2005-NC2 M4
3.286%, 5/25/35(l)		77,641	77,665
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2
2.956%, 5/25/35(l)		650,092	647,723
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1
2.706%, 11/25/35(l)		802,649	796,392
Towd Point Mortgage Trust,
Series 2017-6 A1
2.750%, 10/25/57(l)§		760,853	759,434

Total Asset-Backed Securities			3,668,773

Collateralized Mortgage Obligations (6.8%)
COLT Mortgage Loan Trust,
Series 2018-1 A1
2.930%, 2/25/48(l)§		454,659	454,395
Series 2018-1 A3
3.084%, 2/25/48(l)§		993,199	993,028
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2
4.666%, 4/25/31(l)§		920,000	929,997
FNMA,
Series 2016-C03 1M2
7.566%, 10/25/28(l)		581,000	640,548
Series 2016-C04 1M2
6.516%, 1/25/29(l)		1,000,000	1,066,549
TDA CAM 9 FTA,
Series 9 B
0.022%, 4/28/50(l)(m)	EUR	800,000	724,478

Total Collateralized Mortgage Obligations			4,808,995

Commercial Mortgage-Backed Securities (1.9%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1
1.307%, 3/25/23 IO(l)		$13,148,901	498,142
Series K727 A1
2.632%, 10/25/23		806,949	812,196

Total Commercial Mortgage-Backed Securities			1,310,338

Corporate Bonds (20.5%)
Communication Services (1.3%)
Wireless Telecommunication Services (1.3%)
Sprint Corp.
7.250%, 9/15/21		870,000	931,987

Total Communication Services			931,987

Energy (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
Petroleos Mexicanos
4.250%, 1/15/25		1,015,000	945,980
6.500%, 6/2/41		665,000	594,497
Saudi Arabian Oil Co.
4.375%, 4/16/49§		545,000	562,508

			2,102,985

Total Energy			2,102,985

Financials (6.8%)
Banks (3.2%)
Bank of America Corp.
Series L
2.250%, 4/21/20		610,000	609,801
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 3.569%, 7/1/26(k)		605,000	613,751
JPMorgan Chase & Co.
2.400%, 6/7/21		605,000	605,621
UBS Group Funding Switzerland AG
(ICE LIBOR USD 3 Month + 1.22%), 3.744%, 5/23/23(k)§		450,000	455,946

			2,285,119

Capital Markets (2.7%)
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 3.274%, 2/23/23(k)		1,215,000	1,215,198
Owl Rock Capital Corp.
5.250%, 4/15/24		645,000	669,429

			1,884,627

Consumer Finance (0.9%)
American Express Co.
2.650%, 12/2/22		610,000	614,925

Total Financials			4,784,671

Health Care (1.1%)
Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.
3.400%, 7/26/29§		755,000	786,536

Total Health Care			786,536

Industrials (0.3%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.700%, 5/1/22		210,000	212,143

Total Industrials			212,143

Information Technology (5.0%)
IT Services (2.0%)
International Business Machines Corp.
4.250%, 5/15/49		1,315,000	1,417,567

Semiconductors & Semiconductor Equipment (0.6%)
Qorvo, Inc.
5.500%, 7/15/26		400,000	420,500

Software (0.9%)
Symantec Corp.
5.000%, 4/15/25§		635,000	645,260

Technology Hardware, Storage & Peripherals (1.5%)
Dell International LLC
7.125%, 6/15/24§		485,000	512,888

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
6.020%, 6/15/26§		$480,000	$529,198

			1,042,086

Total Information Technology			3,525,413

Materials (1.7%)
Chemicals (0.9%)
Methanex Corp.
3.250%, 12/15/19		650,000	650,342

Metals & Mining (0.8%)
Steel Dynamics, Inc.
5.125%, 10/1/21		520,000	522,600

Total Materials			1,172,942

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)
2.800%, 6/1/20		605,000	605,852

Total Real Estate			605,852

Utilities (0.4%)
Electric Utilities (0.4%)
DPL, Inc.
7.250%, 10/15/21		239,000	256,327

Total Utilities			256,327

Total Corporate Bonds			14,378,856

Foreign Government Securities (22.7%)
Federative Republic of Brazil
10.000%, 1/1/21	BRL	16,910,000	4,684,422
Republic of Argentina
2.500%, 7/22/21 TIPS	ARS	89,961,296	1,413,531
5.875%, 1/11/28		$650,000	514,516
Republic of Indonesia
9.000%, 3/15/29	IDR	26,500,000,000	2,070,165
Republic of Italy
3.450%, 3/1/48(m)	EUR	1,305,000	1,711,199
United Mexican States
5.000%, 12/11/19	MXN	51,000,000	2,631,549
7.500%, 6/3/27		9,700,000	507,141
8.000%, 11/7/47		45,200,000	2,379,503

Total Foreign Government Securities			15,912,026

U.S. Treasury Obligations (37.8%)
U.S. Treasury Bonds
3.375%, 11/15/48		$550,000	647,299
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.190%, 4/30/21(k)		12,565,000	12,552,819
2.750%, 2/15/28		4,840,000	5,130,551
2.375%, 5/15/29		7,900,000	8,147,369

Total U.S. Treasury Obligations			26,478,038

Total Long-Term Debt Securities (94.9%) (Cost $65,587,159)			66,557,026

	Number of Rights
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., CVR(r)*		22,000	—
T-Mobile USA, Inc., CVR(r)*		32,000	—

Total Rights (0.0%) (Cost $—)			—

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares		934,169	934,543

Total Short-Term Investment (1.4%) (Cost $934,512)			934,543

Total Investments in Securities (96.3%) (Cost $66,521,671)			67,491,569
Other Assets Less Liabilities (3.7%)			2,627,824

Net Assets (100%)			$70,119,393

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2019, the market value of these securities amounted to $6,629,190 or 9.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2019, the market value of these securities amounted to $2,435,677 or 3.5% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

ARS — Argentina Peso

BRL — Brazilian Real

CHF — Swiss Franc

CLP — Chile Peso

CVR — Contingent Value Rights

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

Futures contracts outstanding as of July 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	18	9/2019	USD	2,293,594	32,446
U.S. Treasury Long Bond	46	9/2019	USD	7,157,312	27,213
U.S. Treasury Ultra Bond	70	9/2019	USD	12,429,375	223,782

					283,441

Short Contracts
Euro-Buxl	(42)	9/2019	EUR	(9,716,316)	(338,098)

					(338,098)

					(54,657)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of July 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
PEN	2,730,000	USD	824,773	HSBC Bank plc**	8/12/2019	1,271
USD	69,697	PEN	230,000	HSBC Bank plc**	8/12/2019	103
RUB	61,900,000	USD	937,417	Citibank NA**	8/13/2019	33,596
USD	2,300,963	SGD	3,130,000	Citibank NA	8/13/2019	22,804
USD	1,698,402	SEK	16,000,000	HSBC Bank plc	8/16/2019	40,483
USD	6,138,428	JPY	657,000,000	HSBC Bank plc	8/21/2019	90,543
USD	3,550,638	JPY	385,000,000	National Australia Bank Ltd.	8/21/2019	6,596
USD	3,528,545	EUR	3,110,000	Barclays Bank plc	9/12/2019	73,960
USD	179,316	EUR	160,000	Citibank NA	9/12/2019	1,588
USD	7,107,212	EUR	6,310,000	JPMorgan Chase Bank	9/12/2019	98,070
USD	6,141,793	CHF	6,040,000	Barclays Bank plc	9/13/2019	43,985
USD	660,754	CHF	650,000	Citibank NA	9/13/2019	4,533
USD	445,878	GBP	350,000	National Australia Bank Ltd.	9/20/2019	19,185
USD	1,191,860	CLP	820,000,000	HSBC Bank plc**	10/7/2019	26,664
MXN	48,200,000	USD	2,481,735	HSBC Bank plc	10/9/2019	4,740
USD	2,654,456	MXN	51,200,000	HSBC Bank plc	10/9/2019	13,222
USD	2,417,604	GBP	1,970,000	Citibank NA	10/24/2019	12,074
USD	1,975,641	IDR	27,900,000,000	JPMorgan Chase Bank**	10/25/2019	4,059

Total unrealized appreciation						497,476

USD	750,751	PEN	2,500,000	HSBC Bank plc**	8/12/2019	(5,700)
SGD	1,520,000	USD	1,116,833	Barclays Bank plc	8/13/2019	(10,507)
SGD	1,610,000	USD	1,178,039	Citibank NA	8/13/2019	(6,206)
SEK	16,000,000	USD	1,679,278	National Australia Bank Ltd.	8/16/2019	(21,360)
EUR	2,650,000	USD	2,963,060	Citibank NA	9/12/2019	(19,442)
EUR	1,540,000	USD	1,734,599	JPMorgan Chase Bank	9/12/2019	(23,969)
GBP	350,000	USD	445,921	Citibank NA	9/20/2019	(19,229)
NZD	2,850,000	USD	1,906,770	Goldman Sachs Bank USA	9/25/2019	(33,325)
NZD	220,000	USD	147,191	Morgan Stanley	9/25/2019	(2,574)
NZD	3,780,000	USD	2,493,961	National Australia Bank Ltd.	9/25/2019	(9,182)
CLP	820,000,000	USD	1,181,812	HSBC Bank plc**	10/7/2019	(16,615)
MXN	3,000,000	USD	155,245	Citibank NA	10/9/2019	(485)
KRW	2,080,000,000	USD	1,768,587	HSBC Bank plc**	10/22/2019	(5,679)
GBP	4,050,000	USD	5,068,273	HSBC Bank plc	10/24/2019	(122,895)
GBP	120,000	USD	150,459	National Australia Bank Ltd.	10/24/2019	(3,929)
USD	2,685,951	GBP	2,200,000	Citibank NA	10/24/2019	(427)
USD	141,283	IDR	2,000,000,000	JPMorgan Chase Bank**	10/25/2019	(49)
NOK	33,300,000	USD	3,846,109	HSBC Bank plc	10/28/2019	(78,404)

Total unrealized depreciation						(379,977)

Net unrealized appreciation						117,499

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2019 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goodyear Tire & Rubber Co. (The)	5.00	Quarterly	6/20/2022	1.36	USD	1,010,000	111,342	(3,195)	108,147
Sprint Communications, Inc.	5.00	Quarterly	6/20/2021	0.60	USD	1,020,000	69,636	20,020	89,656
Toll Brothers Finance Corp.	1.00	Quarterly	12/20/2023	0.78	USD	700,000	(20,387)	27,796	7,409
United States Steel Corp.	5.00	Quarterly	6/20/2021	1.19	USD	520,000	39,054	629	39,683

							199,645	45,250	244,895

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2019 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	6/20/2024	1.73	USD	5,800,000	187,200	(1,061)	186,139

							187,200	(1,061)	186,139

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$3,668,773	$—		$3,668,773
Centrally Cleared Credit Default Swaps	—	48,445	—		48,445
Collateralized Mortgage Obligations	—	4,808,995	—		4,808,995
Commercial Mortgage-Backed Securities	—	1,310,338	—		1,310,338
Corporate Bonds
Communication Services	—	931,987	—		931,987
Energy	—	2,102,985	—		2,102,985
Financials	—	4,784,671	—		4,784,671
Health Care	—	786,536	—		786,536
Industrials	—	212,143	—		212,143
Information Technology	—	3,525,413	—		3,525,413
Materials	—	1,172,942	—		1,172,942
Real Estate	—	605,852	—		605,852
Utilities	—	256,327	—		256,327
Foreign Government Securities	—	15,912,026	—		15,912,026
Forward Currency Contracts	—	497,476	—		497,476
Futures	283,441	—	—		283,441
Rights
Communication Services	—	—	—	(a)	— (a)
Short-Term Investment
Investment Company	934,543	—	—		934,543
U.S. Treasury Obligations	—	26,478,038	—		26,478,038

Total Assets	$1,217,984	$67,102,947	$—		$68,320,931

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(4,256)	$—		$(4,256)
Forward Currency Contracts	—	(379,977)	—		(379,977)
Futures	(338,098)	—	—		(338,098)

Total Liabilities	$(338,098)	$(384,233)	$—		$(722,331)

Total	$879,886	$66,718,714	$—		$67,598,600

(a)	Value is zero.

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,193,819
Aggregate gross unrealized depreciation	(678,415)

Net unrealized appreciation	$1,515,404

Federal income tax cost of investments in securities and derivative instruments, if applicable	$66,470,041

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.1%)
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(l)§	$272,200	$275,305
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	698,970	701,743
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	435,781	330,398
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL3 A1
4.125%, 8/25/33(e)§	235,106	235,246
Series 2019-NPL2 A1
3.844%, 12/25/58(e)§	459,593	460,756
PRPM LLC,
Series 2019-2A A1
3.967%, 4/25/24(e)§	486,163	488,891

Total Asset-Backed Securities		2,492,339

Collateralized Mortgage Obligations (10.6%)
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	256,334	252,805
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	673,199	542,157
Series 2006-OA5 2A1
2.466%, 4/25/46(l)	806,807	716,654
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,344,703	1,465,338
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	829,448	766,257
Series 2017-4 CH
3.000%, 6/25/42	171,422	172,494
Series 2018-21
(Zero Coupon), 4/25/48 PO	452,006	383,592
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
2.958%, 9/19/35(l)	635,139	572,500
JP Morgan Mortgage Trust,
Series 2018-7FRB A2
3.154%, 4/25/46(l)§	270,731	269,839
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	433,704	441,183
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	590,163	553,791
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	350,385	357,452

Total Collateralized Mortgage Obligations		6,494,062

Corporate Bonds (17.1%)
Communication Services (2.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.250%, 3/1/37	105,000	118,885
CCO Holdings LLC
5.750%, 2/15/26§	30,000	31,506
5.000%, 2/1/28§	35,000	35,920
Frontier Communications Corp.
8.000%, 4/1/27§	45,000	46,899
Intelsat Jackson Holdings SA
5.500%, 8/1/23	25,000	23,031
Level 3 Financing, Inc.
5.375%, 1/15/24	50,000	50,642
Sprint Capital Corp.
6.875%, 11/15/28	50,000	54,969
Telesat Canada
8.875%, 11/15/24§	30,000	32,400
Verizon Communications, Inc.
4.272%, 1/15/36	80,000	86,723

		480,975

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	65,000	68,575

Media (1.2%)
Cengage Learning, Inc.
9.500%, 6/15/24§	35,000	33,075
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	118,554
Comcast Corp.
3.700%, 4/15/24	165,000	174,632
CSC Holdings LLC
5.250%, 6/1/24	90,000	94,050
Diamond Sports Group LLC
5.375%, 8/15/26§	25,000	25,344
Gray Television, Inc.
7.000%, 5/15/27§	50,000	54,562
iHeartCommunications, Inc.
6.375%, 5/1/26	10,000	10,609
8.375%, 5/1/27	5,000	5,275
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	55,184
5.400%, 10/1/48	55,000	62,852
Sirius XM Radio, Inc.
5.375%, 7/15/26§	55,000	57,406
5.500%, 7/1/29§	25,000	26,094

		717,637

Wireless Telecommunication Services (0.3%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	35,000	36,095
Sprint Corp.
7.125%, 6/15/24	45,000	49,162
T-Mobile USA, Inc.
4.500%, 2/1/26	70,000	71,225

		156,482

Total Communication Services		1,423,669

Consumer Discretionary (1.8%)
Auto Components (0.3%)
Allison Transmission, Inc.
5.000%, 10/1/24§	70,000	71,400
Icahn Enterprises LP
6.375%, 12/15/25	25,000	26,162
6.250%, 5/15/26§	45,000	46,406
Panther BF Aggregator 2 LP
6.250%, 5/15/26§	60,000	62,400

		206,368

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	$45,000	$53,108
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.365%, 8/7/20(k)	20,000	19,994

		73,102

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC
5.000%, 10/15/25§	40,000	40,750
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	34,836
Cedar Fair LP
5.250%, 7/15/29§	30,000	30,975
Eldorado Resorts, Inc.
6.000%, 4/1/25	30,000	32,175
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	50,000	51,438
Golden Nugget, Inc.
6.750%, 10/15/24§	60,000	61,688
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	50,000	50,278
Scientific Games International, Inc.
5.000%, 10/15/25§	75,000	76,687
Viking Cruises Ltd.
5.875%, 9/15/27§	40,000	41,400

		420,227

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	49,000	51,206

Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	60,000	61,209

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	110,000	114,498

Specialty Retail (0.3%)
Carvana Co.
8.875%, 10/1/23§	15,000	15,067
Home Depot, Inc. (The)
3.900%, 6/15/47	55,000	59,448
PetSmart, Inc.
7.125%, 3/15/23§	25,000	23,500
5.875%, 6/1/25§	17,000	16,806
Staples, Inc.
7.500%, 4/15/26§	45,000	46,013

		160,834

Total Consumer Discretionary		1,087,444

Consumer Staples (1.2%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	50,000	56,718
Constellation Brands, Inc.
3.150%, 8/1/29	120,000	119,857
Cott Holdings, Inc.
5.500%, 4/1/25§	30,000	30,787

		207,362

Food & Staples Retailing (0.1%)
Albertsons Cos. LLC
5.750%, 3/15/25	15,000	15,245
7.500%, 3/15/26§	35,000	38,456

		53,701

Food Products (0.7%)
B&G Foods, Inc.
5.250%, 4/1/25	45,000	44,887
JBS USA Lux SA
5.875%, 7/15/24§	10,000	10,275
5.750%, 6/15/25§	5,000	5,123
6.750%, 2/15/28§	78,000	84,240
6.500%, 4/15/29§	20,000	21,475
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	60,000	61,875
Post Holdings, Inc.
5.500%, 3/1/25§	55,000	57,063
5.500%, 12/15/29§	15,000	15,150
Smithfield Foods, Inc.
4.250%, 2/1/27§	115,000	117,362

		417,450

Tobacco (0.1%)
Altria Group, Inc.
5.950%, 2/14/49	55,000	63,621

Total Consumer Staples		742,134

Energy (1.9%)
Energy Equipment & Services (0.3%)
Tervita Corp.
7.625%, 12/1/21§	45,000	45,675
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	31,988
Transocean, Inc.
7.250%, 11/1/25§	25,000	23,500
USA Compression Partners LP
6.875%, 9/1/27§	65,000	67,513

		168,676

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Partners LP
5.750%, 3/1/27§	80,000	74,940
Cenovus Energy, Inc.
5.400%, 6/15/47	55,000	59,083
Cheniere Energy Partners LP
5.250%, 10/1/25	65,000	67,276
5.625%, 10/1/26	25,000	26,438
Energy Transfer Operating LP
4.750%, 1/15/26	45,000	48,674
4.200%, 4/15/27	5,000	5,233
EQM Midstream Partners LP
4.750%, 7/15/23	115,000	117,691
Gulfport Energy Corp.
6.375%, 5/15/25	40,000	30,600
Hess Infrastructure Partners LP
5.625%, 2/15/26§	75,000	77,883
Hilcorp Energy I LP
6.250%, 11/1/28§	35,000	33,862
Indigo Natural Resources LLC
6.875%, 2/15/26§	20,000	16,850
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	64,609
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	60,937
NGL Energy Partners LP
7.500%, 4/15/26§	15,000	15,525
Oasis Petroleum, Inc.
6.875%, 3/15/22	45,000	44,734
Parkland Fuel Corp.
5.875%, 7/15/27§	30,000	30,863
Parsley Energy LLC
5.625%, 10/15/27§	45,000	46,350

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Peabody Energy Corp.
6.000%, 3/31/22§	$30,000	$30,600
QEP Resources, Inc.
5.625%, 3/1/26	35,000	29,926
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	60,539
Sunoco LP
5.500%, 2/15/26	25,000	25,875
6.000%, 4/15/27	15,000	15,788

		984,276

Total Energy		1,152,952

Financials (4.0%)
Banks (1.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	55,000	58,833
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	40,621
Bank of Nova Scotia (The)
3.400%, 2/11/24	120,000	124,433
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.625%, 5/17/24(k)	115,000	115,962
Commonwealth Bank of Australia
3.900%, 7/12/47§	60,000	66,021
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.260%, 3/2/23(k)	115,000	114,989
Santander Holdings USA, Inc.
3.400%, 1/18/23	120,000	121,588

		642,447

Capital Markets (0.4%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	110,000	114,182
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	115,000	119,492

		233,674

Consumer Finance (1.6%)
American Express Co.
3.400%, 2/22/24	125,000	129,484
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	30,000	32,091
3.950%, 7/1/24§	115,000	117,774
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.986%, 1/30/23(k)	180,000	179,639
Discover Financial Services
4.100%, 2/9/27	120,000	126,451
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.278%, 1/5/23(k)	140,000	137,668
3.950%, 4/13/24	15,000	15,348
John Deere Capital Corp.
3.450%, 1/10/24	75,000	78,197
2.600%, 3/7/24	65,000	65,392
Springleaf Finance Corp.
6.625%, 1/15/28	30,000	32,475
Synchrony Financial
3.950%, 12/1/27	60,000	60,754

		975,273

Diversified Financial Services (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	40,000	41,800
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	65,000	69,834
Verscend Escrow Corp.
9.750%, 8/15/26§	47,000	50,045

		161,679

Insurance (0.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	45,000	45,981
Athene Global Funding
3.000%, 7/1/22§	120,000	121,384
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	40,000	53,922
NFP Corp.
6.875%, 7/15/25§	45,000	45,225
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	57,403
Willis North America, Inc.
4.500%, 9/15/28	55,000	59,455

		383,370

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	35,000	36,138

Total Financials		2,432,581

Health Care (1.3%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	61,122

Health Care Providers & Services (0.9%)
Centene Corp.
4.750%, 1/15/25	39,000	40,121
5.375%, 6/1/26§	5,000	5,269
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.193%, 7/15/23(k)§	85,000	85,183
4.900%, 12/15/48§	85,000	93,066
CVS Health Corp.
5.050%, 3/25/48	80,000	86,576
HCA, Inc.
5.375%, 9/1/26	80,000	86,700
4.125%, 6/15/29	60,000	61,387
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	45,000	43,592
Select Medical Corp.
6.250%, 8/15/26§	40,000	40,500
WellCare Health Plans, Inc.
5.375%, 8/15/26§	40,000	42,255

		584,649

Life Sciences Tools & Services (0.1%)
Avantor, Inc.
9.000%, 10/1/25§	45,000	50,034

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
7.000%, 3/15/24§	20,000	21,075
5.750%, 8/15/27§	25,000	26,312
7.000%, 1/15/28§	30,000	30,975
7.250%, 5/30/29§	30,000	31,275

		109,637

Total Health Care		805,442

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (2.0%)
Aerospace & Defense (0.4%)
Bombardier, Inc.
6.000%, 10/15/22§	$40,000	$39,950
Lockheed Martin Corp.
4.700%, 5/15/46	100,000	122,212
TransDigm, Inc.
6.250%, 3/15/26§	55,000	57,612
6.375%, 6/15/26	15,000	15,258

		235,032

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	115,000	117,038

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	39,000	40,267
Owens Corning
4.400%, 1/30/48	80,000	69,416

		109,683

Commercial Services & Supplies (0.3%)
Aramark Services, Inc.
5.000%, 4/1/25§	30,000	30,975
Clean Harbors, Inc.
4.875%, 7/15/27§	30,000	30,825
Garda World Security Corp.
8.750%, 5/15/25§	35,000	35,744
GFL Environmental, Inc.
8.500%, 5/1/27§	20,000	21,900
Waste Management, Inc.
4.000%, 7/15/39	55,000	60,008

		179,452

Construction & Engineering (0.1%)
AECOM
5.125%, 3/15/27	80,000	83,800

Industrial Conglomerates (0.1%)
General Electric Co.
5.875%, 1/14/38	55,000	64,176

Machinery (0.0%)
Colfax Corp.
6.000%, 2/15/24§	25,000	26,461
6.375%, 2/15/26§	10,000	10,683

		37,144

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	45,000	47,912

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	55,000	55,502
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	57,448

		112,950

Trading Companies & Distributors (0.4%)
Air Lease Corp.
3.250%, 3/1/25	115,000	114,816
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	65,000	64,269
United Rentals North America, Inc.
6.500%, 12/15/26	40,000	43,488
5.250%, 1/15/30	25,000	25,542

		248,115

Total Industrials		1,235,302

Information Technology (0.6%)
Communications Equipment (0.1%)
CommScope, Inc.
5.500%, 3/1/24§	20,000	20,325
6.000%, 3/1/26§	25,000	25,243

		45,568

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	45,000	34,987
Tempo Acquisition LLC
6.750%, 6/1/25§	55,000	56,719

		91,706

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	60,000	61,565

Software (0.3%)
CDK Global, Inc.
5.250%, 5/15/29§	15,000	15,506
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	40,000	43,650
Informatica LLC
7.125%, 7/15/23§	70,000	70,945
SS&C Technologies, Inc.
5.500%, 9/30/27§	50,000	52,000

		182,101

Total Information Technology		380,940

Materials (0.5%)
Chemicals (0.3%)
Mosaic Co. (The)
4.050%, 11/15/27	120,000	123,649
Nutrien Ltd.
4.200%, 4/1/29	60,000	64,574

		188,223

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	25,000	22,125
WRKCo, Inc.
3.750%, 3/15/25	50,000	52,059

		74,184

Metals & Mining (0.1%)
SunCoke Energy Partners LP
7.500%, 6/15/25§	40,000	39,648

Total Materials		302,055

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	110,000	116,431
4.850%, 4/15/49	25,000	29,076
American Tower Corp. (REIT)
3.950%, 3/15/29	55,000	57,401
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	56,653
3.800%, 2/15/28	50,000	51,927
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	45,000	46,575
4.625%, 8/1/29	25,000	25,289
Public Storage (REIT)
3.385%, 5/1/29	60,000	62,633

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Welltower, Inc. (REIT)
3.950%, 9/1/23	$110,000	$115,354

		561,339

Total Real Estate		561,339

Utilities (0.5%)
Electric Utilities (0.3%)
Monongahela Power Co.
5.400%, 12/15/43§	70,000	88,655
Vistra Operations Co. LLC
5.500%, 9/1/26§	35,000	36,575
5.625%, 2/15/27§	25,000	26,312

		151,542

Gas Utilities (0.1%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	60,000	69,807

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.250%, 6/1/26§	45,000	45,395
NRG Energy, Inc.
5.250%, 6/15/29§	35,000	36,750

		82,145

Total Utilities		303,494

Total Corporate Bonds		10,427,352

Mortgage-Backed Securities (3.9%)
FHLMC
3.000%, 3/1/46	696,289	707,499
3.500%, 5/1/46	675,914	689,337
4.000%, 10/1/48	92,233	96,036
UMBS
3.500%, 7/1/42	303,570	315,569
3.500%, 6/1/48	556,123	572,022

Total Mortgage-Backed Securities		2,380,463

U.S. Treasury Obligations (11.1%)
U.S. Treasury Bonds
3.125%, 2/15/43	240,000	267,754
3.625%, 8/15/43	190,000	229,333
3.750%, 11/15/43	190,000	233,831
2.750%, 11/15/47	170,000	177,392
U.S. Treasury Inflation Linked Bonds
1.000%, 2/15/46 TIPS	330,000	378,820
U.S. Treasury Inflation Linked Notes
0.875%, 1/15/29 TIPS	180,000	192,519
U.S. Treasury Notes
2.750%, 8/15/21	220,000	223,723
2.875%, 10/15/21	520,000	531,066
1.750%, 11/30/21	530,000	528,472
2.625%, 2/28/23	300,000	307,976
2.500%, 3/31/23	360,000	368,274
2.750%, 4/30/23	350,000	361,301
1.625%, 5/31/23	290,000	287,616
1.875%, 8/31/24	150,000	150,141
2.125%, 9/30/24	370,000	374,697
2.250%, 10/31/24	370,000	377,050
2.750%, 2/28/25	450,000	470,746
3.000%, 9/30/25	260,000	276,502
2.375%, 5/15/27	290,000	298,883
2.250%, 8/15/27	370,000	377,834
2.250%, 11/15/27	370,000	377,675

Total U.S. Treasury Obligations		6,791,605

Total Long-Term Debt Securities (46.8%) (Cost $27,961,603)		28,585,821

	Number of Shares
COMMON STOCKS:
Communication Services (1.8%)
Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	445	542,099
Facebook, Inc., Class A*	2,759	535,881

		1,077,980

Total Communication Services		1,077,980

Consumer Discretionary (3.2%)
Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	386	720,577
Booking Holdings, Inc.*	148	279,219

		999,796

Multiline Retail (1.1%)
Dollar General Corp.	2,865	383,967
Target Corp.	3,495	301,968

		685,935

Specialty Retail (0.5%)
O’Reilly Automotive, Inc.*	784	298,516

Total Consumer Discretionary		1,984,247

Consumer Staples (1.4%)
Beverages (0.2%)
Constellation Brands, Inc., Class A	787	154,897

Food & Staples Retailing (0.3%)
Sysco Corp.	2,306	158,122

Tobacco (0.9%)
Philip Morris International, Inc.	6,437	538,198

Total Consumer Staples		851,217

Energy (1.6%)
Energy Equipment & Services (0.5%)
Halliburton Co.	7,435	171,005
Patterson-UTI Energy, Inc.	9,365	108,915

		279,920

Oil, Gas & Consumable Fuels (1.1%)
Continental Resources, Inc.*	4,558	169,421
Devon Energy Corp.	7,622	205,794
Pioneer Natural Resources Co.	2,342	323,289

		698,504

Total Energy		978,424

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (3.0%)
Banks (1.1%)
Citigroup, Inc.	5,396	$383,979
Wells Fargo & Co.	6,256	302,853

		686,832

Capital Markets (1.0%)
Charles Schwab Corp. (The)	4,462	192,848
Intercontinental Exchange, Inc.	4,705	413,381

		606,229

Insurance (0.9%)
Aflac, Inc.	4,440	233,722
Willis Towers Watson plc	1,683	328,555

		562,277

Total Financials		1,855,338

Health Care (4.7%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.*	1,332	105,654

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	4,117	358,591
Alcon, Inc.*	906	53,227
Boston Scientific Corp.*	5,491	233,148

		644,966

Health Care Providers & Services (1.5%)
Anthem, Inc.	1,547	455,762
UnitedHealth Group, Inc.	1,857	462,411

		918,173

Pharmaceuticals (2.0%)
AstraZeneca plc (ADR)	11,654	505,900
Bristol-Myers Squibb Co.	1,142	50,717
Novartis AG (ADR)	3,814	349,286
Zoetis, Inc.	2,527	290,327

		1,196,230

Total Health Care		2,865,023

Industrials (2.6%)
Aerospace & Defense (1.7%)
Boeing Co. (The)	1,106	377,345
Lockheed Martin Corp.	938	339,715
Northrop Grumman Corp.	1,015	350,754

		1,067,814

Air Freight & Logistics (0.4%)
FedEx Corp.	1,312	223,735

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,827	315,085

Total Industrials		1,606,634

Information Technology (6.8%)
IT Services (2.6%)
Automatic Data Processing, Inc.	1,462	243,452
Cognizant Technology Solutions Corp., Class A	4,199	273,523
PayPal Holdings, Inc.*	3,904	431,002
Visa, Inc., Class A	3,504	623,712

		1,571,689

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	2,805	329,475
Lam Research Corp.	1,162	242,405

		571,880

Software (2.7%)
Adobe, Inc.*	1,403	419,301
Microsoft Corp.	7,904	1,077,078
Splunk, Inc.*	1,008	136,392

		1,632,771

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.	1,706	363,446

Total Information Technology		4,139,786

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)	2,806	593,806

Total Real Estate		593,806

Utilities (0.2%)
Electric Utilities (0.2%)
NextEra Energy, Inc.	599	124,095

Total Utilities		124,095

Total Common Stocks (26.3%) (Cost $13,947,071)		16,076,550

INVESTMENT COMPANIES:
Fixed Income (6.7%)
DoubleLine Floating Rate Fund, Class I‡	177,241	1,708,604
DoubleLine Global Bond Fund, Class I‡	228,313	2,379,022

Total Investment Companies (6.7%) (Cost $4,067,746)		4,087,626

	Principal Amount
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (17.4%)
U.S. Treasury Bills
1.87%, 8/15/19(p)	$8,000,000	7,993,778
1.99%, 9/17/19(p)	1,000,000	997,357
1.93%, 9/19/19(p)	1,000,000	997,326
2.03%, 11/7/19(p)	300,000	298,336
2.05%, 12/5/19(p)	370,000	367,342

Total U.S. Treasury Obligations		10,654,139

Total Short-Term Investments (17.4%) (Cost $10,652,429)		10,654,139

Total Investments in Securities (97.2%) (Cost $56,628,849)		59,404,136
Other Assets Less Liabilities (2.8%)		1,732,628

Net Assets (100%)		$61,136,764

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2019, the market value of these securities amounted to $7,237,564 or 11.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PO — Principal Only

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2019, were as follows:

Security Description	Shares at July 31, 2019	Market Value October 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2019 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund, Class I	177,241	2,769,359	—	(1,000,000)	(7,254)	(53,501)	1,708,604	111,557	—
DoubleLine Global Bond Fund, Class I	228,313	1,633,717	650,000	—	—	95,305	2,379,022	11,497	—

Total		4,403,076	650,000	(1,000,000)	(7,254)	41,804	4,087,626	123,054	—

OTC Total return swap contracts outstanding as of July 31, 2019 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	8/19/2019	USD	1,600,000	(287)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	6/22/2020	USD	9,000,000	411,889

								411,602

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,492,339	$—	$2,492,339
Collateralized Mortgage Obligations	—	6,494,062	—	6,494,062
Common Stocks
Communication Services	1,077,980	—	—	1,077,980
Consumer Discretionary	1,984,247	—	—	1,984,247
Consumer Staples	851,217	—	—	851,217
Energy	978,424	—	—	978,424
Financials	1,855,338	—	—	1,855,338
Health Care	2,865,023	—	—	2,865,023
Industrials	1,606,634	—	—	1,606,634
Information Technology	4,139,786	—	—	4,139,786
Real Estate	593,806	—	—	593,806
Utilities	124,095	—	—	124,095
Corporate Bonds
Communication Services	—	1,423,669	—	1,423,669
Consumer Discretionary	—	1,087,444	—	1,087,444
Consumer Staples	—	742,134	—	742,134
Energy	—	1,152,952	—	1,152,952
Financials	—	2,432,581	—	2,432,581
Health Care	—	805,442	—	805,442
Industrials	—	1,235,302	—	1,235,302
Information Technology	—	380,940	—	380,940
Materials	—	302,055	—	302,055
Real Estate	—	561,339	—	561,339
Utilities	—	303,494	—	303,494
Investment Companies	4,087,626	—	—	4,087,626
Mortgage-Backed Securities	—	2,380,463	—	2,380,463
Short-Term Investments
U.S. Treasury Obligations	—	10,654,139	—	10,654,139
Total Return Swaps	—	411,889	—	411,889
U.S. Treasury Obligations	—	6,791,605	—	6,791,605

Total Assets	$20,164,176	$39,651,849	$—	$59,816,025

Liabilities:
Total Return Swaps	$—	$(287)	$—	$(287)

Total Liabilities	$—	$(287)	$—	$(287)

Total	$20,164,176	$39,651,562	$—	$59,815,738

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,989,976
Aggregate gross unrealized depreciation	(803,717)

Net unrealized appreciation	$3,186,259

Federal income tax cost of investments in securities and derivative instruments, if applicable	$56,629,479

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.0%)
Diversified Telecommunication Services (0.8%)
Intelsat SA*	34,000	$769,760

Entertainment (4.6%)
AMC Entertainment Holdings, Inc., Class A	40,000	473,200
Entertainment One Ltd.	90,000	481,069
Liberty Media Corp.-Liberty Braves, Class A*	3,500	101,150
Liberty Media Corp.-Liberty Braves, Class C*	20,000	575,400
Lions Gate Entertainment Corp., Class B	1,000	12,190
Madison Square Garden Co. (The), Class A*	2,501	725,390
Viacom, Inc., Class B	77,000	2,336,950

		4,705,349

Media (9.7%)
AMC Networks, Inc., Class A*	9,500	507,110
Clear Channel Outdoor Holdings, Inc.*	220,000	666,600
comScore, Inc.*	21,000	69,300
Corus Entertainment, Inc., Class B	190,000	729,883
EW Scripps Co. (The), Class A	45,000	689,850
Grupo Televisa SAB (ADR)	62,000	589,620
JCDecaux SA	16,000	461,933
Loral Space & Communications, Inc.*	9,400	345,826
Meredith Corp.	25,000	1,371,500
MSG Networks, Inc., Class A*	36,000	683,640
Sirius XM Holdings, Inc.	34,560	216,346
Tribune Media Co., Class A	70,000	3,252,900
WideOpenWest, Inc.*	42,000	318,780

		9,903,288

Wireless Telecommunication Services (1.9%)
Gogo, Inc.*	35,000	146,650
Millicom International Cellular SA	8,000	410,080
Millicom International Cellular SA (SDR)	9,000	462,688
United States Cellular Corp.*	20,000	957,800

		1,977,218

Total Communication Services		17,355,615

Consumer Discretionary (9.1%)
Auto Components (0.7%)
Dana, Inc.	36,000	601,560
Lear Corp.	600	76,068

		677,628

Diversified Consumer Services (1.1%)
H&R Block, Inc.	20,000	553,800
ServiceMaster Global Holdings, Inc.*	10,000	532,300
Universal Technical Institute, Inc.*	12,000	44,160

		1,130,260

Hotels, Restaurants & Leisure (2.5%)
Cheesecake Factory, Inc. (The)	11,000	473,880
Churchill Downs, Inc.	2,100	251,265
Dover Motorsports, Inc.	15,000	30,000
Eldorado Resorts, Inc.*	6,000	270,720
Golden Entertainment, Inc.*	37,000	518,740
Nathan’s Famous, Inc.	7,000	494,270
Wynn Resorts Ltd.	4,000	520,280

		2,559,155

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	41,500	530,370
Hunter Douglas NV	3,000	203,290
Lennar Corp., Class B	8,000	304,000

		1,037,660

Internet & Direct Marketing Retail (0.6%)
Lands’ End, Inc.*	9,000	98,100
Stamps.com, Inc.*	2,000	95,500
zooplus AG*	3,500	455,341

		648,941

Leisure Products (3.0%)
Brunswick Corp.	37,000	1,818,920
Mattel, Inc.*	21,000	306,600
Polaris Industries, Inc.	10,000	946,700

		3,072,220

Specialty Retail (0.2%)
Carvana Co.*	1,500	95,340
Tractor Supply Co.	1,000	108,810

		204,150

Total Consumer Discretionary		9,330,014

Consumer Staples (10.4%)
Beverages (2.6%)
Cott Corp.	12,000	153,480
Davide Campari-Milano SpA	33,000	306,086
National Beverage Corp.	13,000	565,890
Remy Cointreau SA*	11,000	1,617,849

		2,643,305

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	4,500	728,595
Ingles Markets, Inc., Class A	9,500	299,060

		1,027,655

Food Products (4.7%)
Bunge Ltd.	25,000	1,460,750
Farmer Brothers Co.*	22,000	357,280
Hain Celestial Group, Inc. (The)*	84,000	1,828,680
JM Smucker Co. (The)	8,000	889,520
McCormick & Co., Inc.	1,800	283,878

		4,820,108

Household Products (1.4%)
Energizer Holdings, Inc.	26,000	1,094,080
Oil-Dri Corp. of America	8,853	313,662

		1,407,742

Personal Products (0.7%)
Edgewell Personal Care Co.*	24,000	730,320

Total Consumer Staples		10,629,130

Energy (1.4%)
Energy Equipment & Services (1.4%)
Dril-Quip, Inc.*	11,500	605,130
RPC, Inc.	130,000	803,400
Weatherford International plc*	160,000	5,344

Total Energy		1,413,874

Financials (4.0%)
Banks (1.6%)
Atlantic Capital Bancshares, Inc.*	14,000	257,460
Cadence Bancorp	10,997	188,489
Flushing Financial Corp.	16,154	328,895
Synovus Financial Corp.	22,005	839,931

		1,614,775

Capital Markets (2.4%)
Federated Investors, Inc., Class B	35,000	1,216,250
Legg Mason, Inc.	30,000	1,129,800

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Waddell & Reed Financial, Inc., Class A	7,000	$122,500

		2,468,550

Total Financials		4,083,325

Health Care (3.9%)
Biotechnology (0.8%)
Clovis Oncology, Inc.*	25,000	263,750
Spark Therapeutics, Inc.*	5,700	570,114

		833,864

Health Care Equipment & Supplies (0.5%)
Cardiovascular Systems, Inc.*	2,500	114,575
Cutera, Inc.*	16,000	408,960

		523,535

Health Care Providers & Services (0.9%)
Patterson Cos., Inc.	46,000	910,800

Health Care Technology (1.6%)
Evolent Health, Inc., Class A*	45,000	306,900
Teladoc Health, Inc.*	20,000	1,364,800

		1,671,700

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	94,470

Total Health Care		4,034,369

Industrials (35.1%)
Aerospace & Defense (3.6%)
AAR Corp.	16,000	669,760
Aerojet Rocketdyne Holdings, Inc.*	25,000	1,068,000
Moog, Inc., Class A	10,500	855,330
Moog, Inc., Class B	700	56,273
Textron, Inc.	20,000	986,000

		3,635,363

Building Products (2.3%)
Armstrong Flooring, Inc.*	40,010	334,484
Griffon Corp.	125,000	2,043,750

		2,378,234

Commercial Services & Supplies (2.5%)
IAA, Inc.*	8,688	406,164
KAR Auction Services, Inc.	8,688	232,317
Matthews International Corp., Class A	40,200	1,372,830
Team, Inc.*	30,000	496,800

		2,508,111

Construction & Engineering (0.5%)
Arcosa, Inc.	14,000	525,000

Electrical Equipment (0.5%)
AZZ, Inc.	12,000	558,960

Machinery (20.4%)
Astec Industries, Inc.	63,500	2,075,815
CIRCOR International, Inc.*	78,500	2,983,000
CNH Industrial NV	30,000	303,300
Eastern Co. (The)	15,000	378,900
EnPro Industries, Inc.	41,000	2,912,640
Evoqua Water Technologies Corp.*	90,000	1,279,800
Flowserve Corp.	34,000	1,701,020
Gardner Denver Holdings, Inc.*	40,000	1,318,800
Graco, Inc.	4,500	216,360
ITT, Inc.	3,500	218,470
Kennametal, Inc.	29,000	1,002,820
Mueller Industries, Inc.	40,000	1,207,600
Mueller Water Products, Inc., Class A	34,000	345,780
Navistar International Corp.*	17,370	542,639
Park-Ohio Holdings Corp.	16,500	504,900
Toro Co. (The)	6,000	436,920
Trinity Industries, Inc.	74,000	1,450,400
Twin Disc, Inc.*	55,000	663,850
Watts Water Technologies, Inc., Class A	12,000	1,113,960
Welbilt, Inc.*	12,500	205,250

		20,862,224

Road & Rail (0.8%)
Hertz Global Holdings, Inc.*	50,648	786,057

Trading Companies & Distributors (3.4%)
Ashtead Group plc	2,000	54,612
GATX Corp.	8,000	614,880
Herc Holdings, Inc.*	50,000	2,257,000
Kaman Corp.	9,000	570,600

		3,497,092

Transportation Infrastructure (1.1%)
Macquarie Infrastructure Corp.	26,500	1,098,160

Total Industrials		35,849,201

Information Technology (3.5%)
Communications Equipment (0.1%)
Communications Systems, Inc.	20,000	73,600
EchoStar Corp., Class A*	1,600	72,832

		146,432

Electronic Equipment, Instruments & Components (0.7%)
KEMET Corp.	11,000	221,320
Landis+Gyr Group AG*	6,000	486,155

		707,475

IT Services (0.3%)
Internap Corp.*	70,000	208,600
MoneyGram International, Inc.*	30,000	73,500

		282,100

Software (0.3%)
Zuora, Inc., Class A*	20,000	300,200

Technology Hardware, Storage & Peripherals (2.1%)
Diebold Nixdorf, Inc.*	158,000	2,197,780

Total Information Technology		3,633,987

Materials (7.9%)
Chemicals (6.0%)
Axalta Coating Systems Ltd.*	4,000	118,520
Chr Hansen Holding A/S	1,200	104,542
Core Molding Technologies, Inc.*	60,000	399,000
Element Solutions, Inc.*	130,000	1,302,600
Ferro Corp.*	55,000	810,150
GCP Applied Technologies, Inc.*	70,000	1,542,100
HB Fuller Co.	6,000	286,860
Scotts Miracle-Gro Co. (The)	7,000	785,260
Tredegar Corp.	15,000	250,050
Valvoline, Inc.	26,000	524,940

		6,124,022

Containers & Packaging (1.4%)
Greif, Inc., Class A	30,000	1,048,800
Myers Industries, Inc.	25,000	404,250

		1,453,050

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.*	24,000	86,880
Freeport-McMoRan, Inc.	10,000	110,600

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TimkenSteel Corp.*	50,000	$349,500

		546,980

Total Materials		8,124,052

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Ryman Hospitality Properties, Inc. (REIT)	6,000	450,000
Seritage Growth Properties (REIT), Class A	15,000	626,550

		1,076,550

Real Estate Management & Development (0.5%)
St Joe Co. (The)*	28,000	538,720

Total Real Estate		1,615,270

Utilities (2.2%)
Electric Utilities (0.0%)
El Paso Electric Co.	200	13,252

Gas Utilities (0.9%)
National Fuel Gas Co.	20,000	954,800

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp.	60,000	1,007,400

Water Utilities (0.3%)
Connecticut Water Service, Inc.	4,000	279,600

Total Utilities		2,255,052

Total Common Stocks (96.1%) (Cost $99,782,673)		98,323,889

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.000%(r)*	4	323

Total Convertible Preferred Stock (0.0%) (Cost $400)		323

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25(r)*	22	7

Total Health Care		7

Total Warrants (0.0%) (Cost $—)		7

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (3.6%)
JPMorgan Prime Money Market
Fund, IM Shares	3,648,000	3,649,459

Total Short-Term Investment (3.6%) (Cost $3,649,375)		3,649,459

Total Investments in Securities (99.7%) (Cost $103,432,448)		101,973,678
Other Assets Less Liabilities (0.3%)		295,081

Net Assets (100%)		$102,268,759

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,539,845	$1,815,770	$—	$17,355,615
Consumer Discretionary	8,102,953	1,227,061	—	9,330,014
Consumer Staples	8,107,655	2,521,475	—	10,629,130
Energy	1,413,874	—	—	1,413,874
Financials	4,083,325	—	—	4,083,325
Health Care	4,034,369	—	—	4,034,369
Industrials	35,359,416	489,785	—	35,849,201
Information Technology	3,074,232	559,755	—	3,633,987
Materials	8,019,510	104,542	—	8,124,052
Real Estate	1,615,270	—	—	1,615,270
Utilities	2,255,052	—	—	2,255,052
Convertible Preferred Stock
Health Care	—	—	323	323
Short-Term Investment
Investment Company	3,649,459	—	—	3,649,459
Warrants
Health Care	—	—	7	7

Total Assets	$95,254,960	$6,718,388	$330	$101,973,678

Total Liabilities	$—	$—	$—	$—

Total	$95,254,960	$6,718,388	$330	$101,973,678

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,024,564
Aggregate gross unrealized depreciation	(10,643,539)

Net unrealized depreciation	$(1,618,975)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$103,592,653

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (3.8%)
Anheuser-Busch InBev SA/NV	10,626	$1,074,743

China (5.1%)
Alibaba Group Holding Ltd. (ADR)*	3,990	690,709
Tencent Holdings Ltd.	15,700	734,295

		1,425,004

Finland (1.6%)
Sampo OYJ, Class A	10,420	433,653

France (4.8%)
Dassault Systemes SE	5,742	869,239
Financiere de L’Odet SA	506	458,032

		1,327,271

Israel (2.4%)
Check Point Software Technologies Ltd.*	5,878	658,042

Japan (8.0%)
Kose Corp.	3,800	646,400
SoftBank Group Corp.	19,200	972,900
Unicharm Corp.	22,000	623,418

		2,242,718

Mexico (1.7%)
Fomento Economico Mexicano SABde CV	52,500	475,859

Peru (2.3%)
Credicorp Ltd.	3,007	655,496

Spain (1.6%)
Industria de Diseno Textil SA	14,742	439,660

Sweden (2.2%)
Assa Abloy AB, Class B	26,870	615,439

Switzerland (3.1%)
Roche Holding AG	3,251	870,470

United States (59.6%)
Alphabet, Inc., Class A*	858	1,045,216
Amazon.com, Inc.*	527	983,793
Apple, Inc.	5,835	1,243,088
Bank OZK	18,113	553,896
Berkshire Hathaway, Inc., Class B*	5,566	1,143,423
BlackRock, Inc.	1,262	590,212
Booz Allen Hamilton Holding Corp.	8,607	591,731
Charles Schwab Corp. (The)	12,495	540,034
Cognex Corp.	7,880	346,799
Concho Resources, Inc.	3,638	355,360
DexCom, Inc.*	4,456	699,013
Ecolab, Inc.	6,129	1,236,403
EOG Resources, Inc.	4,808	412,767
Facebook, Inc., Class A*	4,942	959,885
FedEx Corp.	4,147	707,188
Fidelity National Information Services, Inc.	5,680	756,860
Fortive Corp.	4,129	314,010
IPG Photonics Corp.*	3,335	436,918
Jazz Pharmaceuticals plc*	4,198	585,117
Prologis, Inc. (REIT)	8,186	659,874
Proofpoint, Inc.*	5,229	659,900
QUALCOMM, Inc.	6,137	448,983
Stryker Corp.	3,137	658,080
UnitedHealth Group, Inc.	2,946	733,583

		16,662,133

Total Common Stocks (96.2%) (Cost $21,813,741)		26,880,488

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	402,556	402,717

Total Short-Term Investment (1.4%) (Cost $402,717)		402,717

Total Investments in Securities (97.6%) (Cost $22,216,458)		27,283,205
Other Assets Less Liabilities (2.4%)		660,554

Net Assets (100%)		$27,943,759

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

Sector Weightings as of July 31, 2019	Market Value	% of Net Assets
Information Technology	$6,011,560	21.5%
Financials	3,916,714	14.0
Communication Services	3,712,296	13.3
Health Care	3,546,263	12.7
Consumer Staples	2,820,420	10.1
Consumer Discretionary	2,114,162	7.6
Industrials	2,094,669	7.5
Materials	1,236,403	4.4
Energy	768,127	2.7
Real Estate	659,874	2.4
Investment Company	402,717	1.4
Cash and Other	660,554	2.4

		100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Belgium	$—	$1,074,743	$—	$1,074,743
China	690,709	734,295	—	1,425,004
Finland	—	433,653	—	433,653
France	—	1,327,271	—	1,327,271
Israel	658,042	—	—	658,042
Japan	—	2,242,718	—	2,242,718
Mexico	475,859	—	—	475,859
Peru	655,496	—	—	655,496
Spain	—	439,660	—	439,660
Sweden	—	615,439	—	615,439
Switzerland	—	870,470	—	870,470
United States	16,662,133	—	—	16,662,133
Short-Term Investment
Investment Company	402,717	—	—	402,717

Total Assets	$19,544,956	$7,738,249	$—	$27,283,205

Total Liabilities	$—	$—	$—	$—

Total	$19,544,956	$7,738,249	$—	$27,283,205

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,662,737
Aggregate gross unrealized depreciation	(585,787)

Net unrealized appreciation	$5,076,950

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,206,255

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.8%)
Communication Services (16.0%)
Diversified Telecommunication Services (5.1%)
CCO Holdings LLC
5.250%, 9/30/22	$245,000	$247,756
5.125%, 5/1/23§	136,000	138,825
5.750%, 2/15/26§	132,000	138,625
5.875%, 5/1/27§	324,000	339,390
CenturyLink, Inc.
Series G
6.875%, 1/15/28	128,000	128,640
Series W
6.750%, 12/1/23	96,000	103,479
Cincinnati Bell, Inc.
7.000%, 7/15/24§	215,000	183,825
Level 3 Financing, Inc.
5.375%, 8/15/22	282,000	283,410
Level 3 Parent LLC
5.750%, 12/1/22	68,000	68,340
Sprint Capital Corp.
8.750%, 3/15/32	164,000	203,155

		1,835,445

Entertainment (1.7%)
Ascend Learning LLC
6.875%, 8/1/25§	100,000	103,500
6.875%, 8/1/25§	114,000	117,847
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	306,000	315,180
Netflix, Inc.
4.875%, 4/15/28	78,000	80,438

		616,965

Interactive Media & Services (1.0%)
Match Group, Inc.
6.375%, 6/1/24	149,000	156,525
Rackspace Hosting, Inc.
8.625%, 11/15/24§	231,000	210,787

		367,312

Media (6.7%)
Diamond Sports Group LLC
5.375%, 8/15/26§	104,000	105,430
6.625%, 8/15/27§	104,000	106,145
DISH DBS Corp.
5.875%, 7/15/22	112,000	113,066
Getty Images, Inc.
9.750%, 3/1/27§	82,000	85,485
Lamar Media Corp.
5.375%, 1/15/24	74,000	75,850
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	184,000	165,830
Meredith Corp.
6.875%, 2/1/26	180,000	190,800
National CineMedia LLC
6.000%, 4/15/22	236,000	237,770
Quebecor Media, Inc.
5.750%, 1/15/23	59,000	62,835
Sinclair Television Group, Inc.
5.375%, 4/1/21	6,000	5,974
6.125%, 10/1/22	70,000	71,190
Sirius XM Radio, Inc.
4.625%, 7/15/24§	130,000	133,809
5.500%, 7/1/29§	102,000	106,462
Tribune Media Co.
5.875%, 7/15/22	114,000	115,824
Unitymedia GmbH
6.125%, 1/15/25§	200,000	208,000
Univision Communications, Inc.
6.750%, 9/15/22§	186,000	188,790
Ziggo Bond Co. BV
6.000%, 1/15/27§	200,000	202,250
Ziggo BV
5.500%, 1/15/27§	200,000	204,500

		2,380,010

Wireless Telecommunication Services (1.5%)
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	51,860
Sprint Corp.
7.875%, 9/15/23	140,000	155,313
7.125%, 6/15/24	66,000	72,105
7.625%, 3/1/26	86,000	96,000
T-Mobile USA, Inc.
6.000%, 3/1/23	101,000	102,620
6.000%, 4/15/24	64,000	66,801

		544,699

Total Communication Services		5,744,431

Consumer Discretionary (7.1%)
Auto Components (0.4%)
Panther BF Aggregator 2 LP
8.500%, 5/15/27§	134,000	136,010

Distributors (0.7%)
Univar USA, Inc.
6.750%, 7/15/23§	265,000	268,975

Diversified Consumer Services (0.7%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	204,250
Service Corp. International
5.375%, 5/15/24	36,000	36,875

		241,125

Hotels, Restaurants & Leisure (4.5%)
1011778 BC ULC
4.625%, 1/15/22§	282,000	281,929
4.250%, 5/15/24§	36,000	36,720
5.000%, 10/15/25§	122,000	124,288
Churchill Downs, Inc.
5.500%, 4/1/27§	170,000	177,916
Eldorado Resorts, Inc.
7.000%, 8/1/23	200,000	208,500
6.000%, 9/15/26	100,000	107,837
Golden Entertainment, Inc.
7.625%, 4/15/26§	98,000	100,695
LTF Merger Sub, Inc.
8.500%, 6/15/23§	212,000	216,664
MGM Resorts International
6.625%, 12/15/21	25,000	27,034
Scientific Games International, Inc.
10.000%, 12/1/22	187,000	194,573
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	57,000	60,919
Stars Group Holdings BV
7.000%, 7/15/26§	68,000	71,655

		1,608,730

Multiline Retail (0.2%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	53,000	56,180

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.6%)
KGA Escrow LLC
7.500%, 8/15/23§	$144,000	$150,480
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	78,742

		229,222

Total Consumer Discretionary		2,540,242

Consumer Staples (5.9%)
Food & Staples Retailing (0.4%)
Rite Aid Corp.
6.125%, 4/1/23§	174,000	146,812

Food Products (2.6%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	83,000	84,037
JBS USA Lux SA
6.750%, 2/15/28§	200,000	216,000
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	22,000	22,848
4.875%, 11/1/26§	87,000	90,197
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	104,000	108,680
Post Holdings, Inc.
5.750%, 3/1/27§	210,000	218,138
Sigma Holdco BV
7.875%, 5/15/26§	200,000	185,500

		925,400

Household Products (1.3%)
Central Garden & Pet Co.
6.125%, 11/15/23	121,000	125,537
Energizer Holdings, Inc.
7.750%, 1/15/27§	99,000	107,362
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	179,000	154,164
Spectrum Brands, Inc.
6.625%, 11/15/22	68,000	69,445

		456,508

Personal Products (1.6%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	216,000	216,010
Prestige Brands, Inc.
5.375%, 12/15/21§	138,000	138,690
6.375%, 3/1/24§	221,000	229,221

		583,921

Total Consumer Staples		2,112,641

Energy (13.5%)
Energy Equipment & Services (0.4%)
Precision Drilling Corp.
7.750%, 12/15/23	106,000	106,530
7.125%, 1/15/26§	35,000	33,250

		139,780

Oil, Gas & Consumable Fuels (13.1%)
Aker BP ASA
4.750%, 6/15/24§	150,000	154,500
American Midstream Partners LP
9.500%, 12/15/21(e)§	270,000	261,225
Antero Resources Corp.
5.375%, 11/1/21	68,000	67,043
5.625%, 6/1/23	117,000	110,419
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	153,000	149,727
7.000%, 11/1/26§	144,000	115,200
Berry Petroleum Co. LLC
7.000%, 2/15/26§	75,000	71,812
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	247,845
6.625%, 7/15/26§	132,000	131,835
Calumet Specialty Products Partners LP
7.625%, 1/15/22	181,000	175,117
Chesapeake Energy Corp.
7.000%, 10/1/24	114,000	94,335
Crestwood Midstream Partners LP
6.250%, 4/1/23	164,000	166,673
CrownRock LP
5.625%, 10/15/25§	228,000	222,870
Delek Logistics Partners LP
6.750%, 5/15/25	195,000	195,244
Genesis Energy LP
5.625%, 6/15/24	186,000	181,350
6.500%, 10/1/25	142,000	142,355
Gulfport Energy Corp.
6.375%, 1/15/26	146,000	109,500
Hilcorp Energy I LP
6.250%, 11/1/28§	178,000	172,215
Holly Energy Partners LP
6.000%, 8/1/24§	74,000	76,960
Indigo Natural Resources LLC
6.875%, 2/15/26§	58,000	48,865
Parsley Energy LLC
6.250%, 6/1/24§	266,000	275,975
PBF Holding Co. LLC
7.000%, 11/15/23	94,000	96,585
PBF Logistics LP
6.875%, 5/15/23	220,000	225,500
Range Resources Corp.
5.750%, 6/1/21	85,000	83,938
SemGroup Corp.
5.625%, 7/15/22	154,000	151,305
5.625%, 11/15/23	100,000	96,125
SM Energy Co.
6.750%, 9/15/26	98,000	88,139
Southern Star Central Corp.
5.125%, 7/15/22§	290,000	293,024
Southwestern Energy Co.
7.750%, 10/1/27	97,000	84,026
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	144,000
Targa Resources Partners LP
6.750%, 3/15/24	207,000	214,504
Whiting Petroleum Corp.
6.625%, 1/15/26	64,000	60,320

		4,708,531

Total Energy		4,848,311

Financials (3.3%)
Capital Markets (0.6%)
MSCI, Inc.
5.250%, 11/15/24§	220,000	226,259

Consumer Finance (0.9%)
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	67,000	71,669
Curo Group Holdings Corp.
8.250%, 9/1/25§	88,000	77,660

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Enova International, Inc.
8.500%, 9/1/24§	$110,000	$105,583
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	62,000	66,928

		321,840

Diversified Financial Services (0.8%)
Allied Universal Holdco LLC
9.750%, 7/15/27§	74,000	77,238
Refinitiv US Holdings, Inc.
8.250%, 11/15/26§	74,000	81,788
Verscend Escrow Corp.
9.750%, 8/15/26§	120,000	127,774

		286,800

Insurance (0.5%)
Acrisure LLC
8.125%, 2/15/24§	166,000	177,014

Thrifts & Mortgage Finance (0.5%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	192,000	167,040

Total Financials		1,178,953

Health Care (10.6%)
Health Care Equipment & Supplies (0.8%)
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§	132,000	136,125
Sotera Health Holdings LLC
6.500%, 5/15/23§	132,000	133,650

		269,775

Health Care Providers & Services (6.8%)
Centene Corp.
6.125%, 2/15/24	258,000	270,255
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	164,000	164,820
7.750%, 5/15/22 PIK§	156,000	156,975
Envision Healthcare Corp.
8.750%, 10/15/26§	142,000	100,110
Hadrian Merger Sub, Inc.
8.500%, 5/1/26§	36,000	34,560
HCA, Inc.
7.500%, 2/15/22	247,000	273,169
7.690%, 6/15/25	91,000	107,949
NVA Holdings, Inc.
6.875%, 4/1/26§	190,000	203,300
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	234,000	217,620
Surgery Center Holdings, Inc.
6.750%, 7/1/25§	147,000	130,463
10.000%, 4/15/27§	177,000	174,787
Syneos Health, Inc.
7.500%, 10/1/24§	158,000	164,715
Team Health Holdings, Inc.
6.375%, 2/1/25§	134,000	110,047
Tenet Healthcare Corp.
5.125%, 5/1/25	97,000	96,879
Vizient, Inc.
6.250%, 5/15/27§	33,000	35,145
WellCare Health Plans, Inc.
5.375%, 8/15/26§	118,000	124,653
West Street Merger Sub, Inc.
6.375%, 9/1/25§	86,000	78,905

		2,444,352

Health Care Technology (0.7%)
IQVIA, Inc.
4.875%, 5/15/23§	238,000	243,117

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	76,000	80,560

Pharmaceuticals (2.1%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	172,000	192,210
Bausch Health Cos., Inc.
7.000%, 3/15/24§	340,000	358,275
5.500%, 11/1/25§	74,000	76,868
5.750%, 8/15/27§	54,000	56,835
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	39,000	39,780
5.000%, 7/15/27§	47,000	48,175

		772,143

Total Health Care		3,809,947

Industrials (14.0%)
Aerospace & Defense (2.8%)
Bombardier, Inc.
8.750%, 12/1/21§	185,000	202,575
7.875%, 4/15/27§	267,000	270,337
TransDigm, Inc.
6.000%, 7/15/22	348,000	351,584
6.250%, 3/15/26§	167,000	174,933

		999,429

Building Products (2.0%)
Masonite International Corp.
5.625%, 3/15/23§	72,000	74,009
Standard Industries, Inc.
5.500%, 2/15/23§	236,000	241,310
6.000%, 10/15/25§	132,000	138,270
Summit Materials LLC
6.125%, 7/15/23	272,000	276,080

		729,669

Commercial Services & Supplies (3.0%)
ACCO Brands Corp.
5.250%, 12/15/24§	138,000	141,450
GFL Environmental, Inc.
7.000%, 6/1/26§	114,000	117,420
Matthews International Corp.
5.250%, 12/1/25§	85,000	82,875
Nielsen Finance LLC
5.000%, 4/15/22§	170,000	169,524
Prime Security Services Borrower LLC
9.250%, 5/15/23§	253,000	265,018
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	297,000	295,515

		1,071,802

Construction & Engineering (0.5%)
AECOM Global II LLC
5.000%, 4/1/22(e)	95,000	97,256
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	87,000	88,827

		186,083

Machinery (1.3%)
EnPro Industries, Inc.
5.750%, 10/15/26	108,000	111,780
Mueller Water Products, Inc.
5.500%, 6/15/26§	52,000	54,340
Welbilt, Inc.
9.500%, 2/15/24	272,000	292,400

		458,520

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (1.9%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	$66,000	$70,270
10.250%, 2/15/27§	176,000	188,980
IHS Markit Ltd.
5.000%, 11/1/22§	41,000	43,369
Jaguar Holding Co. II
6.375%, 8/1/23§	350,000	362,687

		665,306

Road & Rail (2.3%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	27,000	27,709
DAE Funding LLC
5.250%, 11/15/21§	100,000	104,262
5.000%, 8/1/24§	102,000	107,962
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	342,000	308,655
Watco Cos. LLC
6.375%, 4/1/23§	276,000	280,830

		829,418

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	84,000	86,940

Total Industrials		5,027,167

Information Technology (11.7%)
Communications Equipment (0.7%)
CommScope, Inc.
5.000%, 6/15/21§	36,000	35,910
6.000%, 3/1/26§	112,000	113,086
8.250%, 3/1/27§	108,000	106,313

		255,309

Electronic Equipment, Instruments & Components (0.3%)
Itron, Inc.
5.000%, 1/15/26§	104,000	106,631

IT Services (3.3%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	275,000	278,754
Exela Intermediate LLC
10.000%, 7/15/23§	283,000	231,055
First Data Corp.
5.375%, 8/15/23§	32,000	32,854
Gartner, Inc.
5.125%, 4/1/25§	68,000	69,785
GTT Communications, Inc.
7.875%, 12/31/24§	176,000	136,840
Unisys Corp.
10.750%, 4/15/22§	85,000	93,394
Zayo Group LLC
6.000%, 4/1/23	145,000	148,611
5.750%, 1/15/27§	184,000	186,300

		1,177,593

Software (4.9%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	135,000	140,737
CDK Global, Inc.
5.875%, 6/15/26	66,000	70,207
Change Healthcare Holdings LLC
5.750%, 3/1/25§	268,000	268,255
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	119,000	119,446
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	120,000	109,277
Informatica LLC
7.125%, 7/15/23§	116,000	117,566
Solera LLC
10.500%, 3/1/24§	400,000	430,000
Sophia LP
9.000%, 9/30/23§	318,000	328,733
SS&C Technologies, Inc.
5.500%, 9/30/27§	169,000	175,760

		1,759,981

Technology Hardware, Storage & Peripherals (2.5%)
Dell International LLC
5.875%, 6/15/21§	320,000	325,539
7.125%, 6/15/24§	171,000	180,833
Everi Payments, Inc.
7.500%, 12/15/25§	120,000	126,301
NCR Corp.
4.625%, 2/15/21	170,000	170,212
5.875%, 12/15/21	107,000	107,637

		910,522

Total Information Technology		4,210,036

Materials (10.3%)
Chemicals (4.5%)
Axalta Coating Systems LLC
4.875%, 8/15/24§	150,000	154,500
Blue Cube Spinco LLC
10.000%, 10/15/25	190,000	213,750
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	199,500
Koppers, Inc.
6.000%, 2/15/25§	118,000	111,215
NOVA Chemicals Corp.
4.875%, 6/1/24§	119,000	123,462
Nufarm Australia Ltd.
5.750%, 4/30/26§	159,000	150,334
PQ Corp.
6.750%, 11/15/22§	191,000	196,730
5.750%, 12/15/25§	136,000	138,210
Rayonier AM Products, Inc.
5.500%, 6/1/24§	214,000	170,826
Starfruit Finco BV
8.000%, 10/1/26§	150,000	148,125

		1,606,652

Containers & Packaging (5.7%)
Berry Global, Inc.
5.500%, 5/15/22	136,000	137,700
5.125%, 7/15/23	174,000	177,697
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	149,000	134,100
LABL Escrow Issuer LLC
6.750%, 7/15/26§	163,000	166,260
10.500%, 7/15/27§	126,000	126,945
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	118,000	117,670
7.250%, 4/15/25§	320,000	302,800
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	66,000	67,815
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	96,911	97,263

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 3.50%), 5.803%, 7/15/21(k)§	$326,000	$327,222
Trivium Packaging Finance BV
5.500%, 8/15/26§	200,000	205,500
8.500%, 8/15/27§	200,000	211,058

		2,072,030

Metals & Mining (0.1%)
Novelis Corp.
6.250%, 8/15/24§	29,000	30,269

Total Materials		3,708,951

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Equinix, Inc. (REIT)
5.375%, 4/1/23	82,000	83,537
5.875%, 1/15/26	90,000	95,486
SBA Communications Corp. (REIT)
4.875%, 9/1/24	120,000	123,285

		302,308

Real Estate Management & Development (1.3%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	165,000	168,506
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	171,810
Realogy Group LLC
9.375%, 4/1/27§	140,000	121,100

		461,416

Total Real Estate		763,724

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.
4.875%, 5/15/23	100,000	101,127

Total Utilities		101,127

Total Corporate Bonds		34,045,530

Total Long-Term Debt Securities (94.8%) (Cost $34,075,355)		34,045,530

	Number of Rights
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR(r)* (Cost $—)	329,000	—

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (5.2%)
JPMorgan Prime Money Market Fund, IM Shares	1,852,652	1,853,393

Total Short-Term Investment (5.2%) (Cost $1,853,369)		1,853,393

Total Investments in Securities (100.0%) (Cost $35,928,724)		35,898,923
Other Assets Less Liabilities (0.0%)		(7,716)

Net Assets (100%)		$35,891,207

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2019, the market value of these securities amounted to $24,423,424 or 68.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.

(r)	Value determined using significant unobservable inputs.

Glossary:

CVR — Contingent Value Rights

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$5,744,431	$—		$5,744,431
Consumer Discretionary	—	2,540,242	—		2,540,242
Consumer Staples	—	2,112,641	—		2,112,641
Energy	—	4,848,311	—		4,848,311
Financials	—	1,178,953	—		1,178,953
Health Care	—	3,809,947	—		3,809,947
Industrials	—	5,027,167	—		5,027,167
Information Technology	—	4,210,036	—		4,210,036
Materials	—	3,708,951	—		3,708,951
Real Estate	—	763,724	—		763,724
Utilities	—	101,127	—		101,127
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	1,853,393	—	—		1,853,393

Total Assets	$1,853,393	$34,045,530	$—		$35,898,923

Total Liabilities	$—	$—	$—		$—

Total	$1,853,393	$34,045,530	$—		$35,898,923

(a)	Value is zero.

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$658,980
Aggregate gross unrealized depreciation	(690,354)

Net unrealized depreciation	$(31,374)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,930,297

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (98.8%)
Invesco S&P 500 High Dividend
Low Volatility ETF	4,830	$202,667
Invesco S&P 500 Low Volatility ETF	4,020	223,271
Invesco S&P Emerging Markets Low Volatility ETF	8,160	192,658
Invesco S&P International Developed Low Volatility ETF	12,820	429,983
Invesco S&P MidCap Low Volatility ETF	4,270	221,357
Invesco S&P SmallCap Low Volatility ETF	2,420	118,096
iShares Edge MSCI Min Vol EAFE ETF	6,070	434,369
iShares Edge MSCI Min Vol Emerging Markets ETF	3,600	208,116
iShares Edge MSCI Min Vol Global ETF	10,220	940,342
iShares Edge MSCI Min Vol USA ETF	3,320	208,363
SPDR SSGA US Large Cap Low Volatility Index ETF	1,040	113,828
SPDR SSGA US Small Cap Low Volatility Index ETF	1,210	115,358

Total Investments in Securities (98.8%) (Cost $3,008,269)		3,408,408
Other Assets Less Liabilities (1.2%)		40,201

Net Assets (100%)		$3,448,609

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,408,408	$—	$—	$3,408,408

Total Assets	$3,408,408	$—	$—	$3,408,408

Total Liabilities	$—	$—	$—	$—

Total	$3,408,408	$—	$—	$3,408,408

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$400,139
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$400,139

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,008,269

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (44.7%)
IQ Merger Arbitrage ETF*	53,360	$1,696,314
JPMorgan Diversified Alternatives ETF*	70,820	1,746,478
JPMorgan Long/Short ETF*	12,710	276,642
ProShares Hedge Replication ETF‡	37,960	1,722,815
ProShares RAFI Long/Short‡	33,060	1,149,397
WisdomTree Managed Futures Strategy Fund	43,630	1,653,141

Total Alternatives		8,244,787

Commodity (16.8%)
Invesco DB Base Metals Fund	17,600	269,104
Invesco DB Commodity Index Tracking Fund	50,780	789,629
Invesco DB Gold Fund	29,030	1,254,096
Invesco DB Precious Metals Fund	2,860	112,378
Invesco DB Silver Fund	4,020	95,756
iShares Commodities Select Strategy ETF	17,470	567,950

Total Commodity		3,088,913

Equity (10.5%)
iShares Core US REIT ETF	15,760	829,449
iShares MSCI Global Agriculture Producers ETF	9,870	279,805
Vanguard Global ex-U.S. Real Estate ETF	14,410	832,610

Total Equity		1,941,864

Fixed Income (18.5%)
iShares TIPS Bond ETF	7,470	860,843
SPDR Bloomberg Barclays Convertible Securities ETF	32,330	1,733,858
Vanguard Short-Term Inflation- Protected Securities ETF	16,550	816,411

Total Fixed Income		3,411,112

Specialty (9.4%)
Invesco DB G10 Currency Harvest Fund‡	70,890	1,739,641

Total Investments in Securities (99.9%) (Cost $18,031,297)		18,426,317
Other Assets Less Liabilities (0.1%)		26,959

Net Assets (100%)		$18,453,276

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2019, were as follows:

Security Description	Shares at July 31, 2019	Market Value October 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2019 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
Invesco DB G10 Currency Harvest Fund	70,890	1,772,352	—	(36,591)	1,449	2,431	1,739,641	19,549	—
ProShares Hedge Replication ETF**	37,960	1,681,127	—	(18,176)	1,033	58,831	1,722,815	14,078	—
ProShares RAFI Long/Short	33,060	1,713,241	—	(486,661)	(79,842)	2,659	1,149,397	23,320	—

Total		5,166,720	—	(541,428)	(77,360)	63,921	4,611,853	56,947	—

**	Not affiliated at October 31, 2018.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,426,317	$—	$—	$18,426,317

Total Assets	$18,426,317	$—	$—	$18,426,317

Total Liabilities	$—	$—	$—	$—

Total	$18,426,317	$—	$—	$18,426,317

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$728,177
Aggregate gross unrealized depreciation	(463,010)

Net unrealized appreciation	$265,167

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,161,150

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (52.7%)
Invesco S&P 500 Low Volatility ETF	12,070	$670,368
Invesco S&P Emerging Markets Low Volatility ETF	3,740	88,301
Invesco S&P International Developed Low Volatility ETF	10,370	347,810
Invesco S&P MidCap Low Volatility ETF	6,600	342,144
Invesco S&P SmallCap Low Volatility ETF	3,320	162,016
iShares Core MSCI EAFE ETF	11,100	670,107
iShares Core MSCI Emerging Markets ETF	3,280	164,590
iShares Core S&P Total US Stock Market ETF	29,220	1,971,766
iShares Edge MSCI Min Vol EAFE ETF	4,870	348,497
iShares Edge MSCI Min Vol Emerging Markets ETF	1,530	88,449
iShares Edge MSCI Min Vol USA ETF	10,750	674,670
SPDR SSGA US Small Cap Low Volatility Index ETF	1,690	161,120

Total Equity		5,689,838

Fixed Income (46.6%)
iShares Core U.S. Aggregate Bond ETF	27,620	3,074,106
iShares TIPS Bond ETF	6,530	752,517
SPDR Bloomberg Barclays High Yield Bond ETF	3,216	349,226
Vanguard Short-Term Bond ETF	5,770	463,908
Vanguard Total International Bond ETF	6,200	359,352

Total Fixed Income		4,999,109

Total Exchange Traded Funds (99.3%) (Cost $10,104,799)		10,688,947

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	28,634	28,646

Total Short-Term Investment (0.3%) (Cost $28,644)		28,646

Total Investments in Securities (99.6%) (Cost $10,133,443)		10,717,593
Other Assets Less Liabilities (0.4%)		39,774

Net Assets (100%)		$10,757,367

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,688,947	$—	$—	$10,688,947
Short-Term Investment
Investment Company	28,646	—	—	28,646

Total Assets	$10,717,593	$—	$—	$10,717,593

Total Liabilities	$—	$—	$—	$—

Total	$10,717,593	$—	$—	$10,717,593

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$595,072
Aggregate gross unrealized depreciation	(15,373)

Net unrealized appreciation	$579,699

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,137,894

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (61.9%)
Invesco S&P 500 Low Volatility ETF	22,430	$1,245,762
Invesco S&P Emerging Markets Low Volatility ETF	6,860	161,965
Invesco S&P International Developed Low Volatility ETF	21,280	713,731
Invesco S&P MidCap Low Volatility ETF	13,540	701,914
Invesco S&P SmallCap Low Volatility ETF	6,810	332,328
iShares Core MSCI EAFE ETF	23,760	1,434,391
iShares Core MSCI Emerging Markets ETF	6,300	316,134
iShares Core S&P Total US Stock Market ETF	58,170	3,925,312
iShares Edge MSCI Min Vol EAFE ETF	10,060	719,894
iShares Edge MSCI Min Vol Emerging Markets ETF	3,130	180,945
iShares Edge MSCI Min Vol USA ETF	20,050	1,258,338
SPDR SSGA US Small Cap Low Volatility Index ETF	3,490	332,728

Total Equity		11,323,442

Fixed Income (36.8%)
iShares Core U.S. Aggregate Bond ETF	43,950	4,891,635
iShares TIPS Bond ETF	8,460	974,930
SPDR Bloomberg Barclays High Yield Bond ETF	2,516	273,212
Vanguard Short-Term Bond ETF	4,230	340,092
Vanguard Total International Bond ETF	4,490	260,240

Total Fixed Income		6,740,109

Total Exchange Traded Funds (98.7%) (Cost $17,014,762)		18,063,551

SHORT-TERM INVESTMENT:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	448,392	448,572

Total Short-Term Investment (2.5%) (Cost $448,572)		448,572

Total Investments in Securities (101.2%) (Cost $17,463,334)		18,512,123
Other Assets Less Liabilities (-1.2%)		(216,606)

Net Assets (100%)		$18,295,517

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,063,551	$—	$—	$18,063,551
Short-Term Investment
Investment Company	448,572	—	—	448,572

Total Assets	$18,512,123	$—	$—	$18,512,123

Total Liabilities	$—	$—	$—	$—

Total	$18,512,123	$—	$—	$18,512,123

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,083,383
Aggregate gross unrealized depreciation	(35,736)

Net unrealized appreciation	$1,047,647

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,464,476

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (71.2%)
Invesco S&P 500 Low Volatility ETF	8,370	$464,870
Invesco S&P Emerging Markets Low Volatility ETF	2,290	54,067
Invesco S&P International Developed Low Volatility ETF	7,870	263,960
Invesco S&P MidCap Low Volatility ETF	5,300	274,752
Invesco S&P SmallCap Low Volatility ETF	2,450	119,560
iShares Core MSCI EAFE ETF	8,880	536,086
iShares Core MSCI Emerging Markets ETF	2,440	122,439
iShares Core S&P Total US Stock Market ETF	21,370	1,442,047
iShares Edge MSCI Min Vol EAFE ETF	3,630	259,763
iShares Edge MSCI Min Vol Emerging Markets ETF	1,010	58,388
iShares Edge MSCI Min Vol USA ETF	7,510	471,328
SPDR SSGA US Small Cap Low Volatility Index ETF	1,350	128,705

Total Equity		4,195,965

Fixed Income (28.6%)
iShares Core U.S. Aggregate Bond ETF	12,900	1,435,770
iShares TIPS Bond ETF	2,230	256,985

Total Fixed Income		1,692,755

Total Investments in Securities (99.8%) (Cost $5,433,241)		5,888,720
Other Assets Less Liabilities (0.2%)		11,312

Net Assets (100%)		$5,900,032

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,888,720	$—	$—	$5,888,720

Total Assets	$5,888,720	$—	$—	$5,888,720

Total Liabilities	$—	$—	$—	$—

Total	$5,888,720	$—	$—	$5,888,720

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,479
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$455,479

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,433,241

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (76.4%)
Invesco S&P 500 Low Volatility ETF	12,570	$698,138
Invesco S&P Emerging Markets Low Volatility ETF	3,540	83,580
Invesco S&P International Developed Low Volatility ETF	11,630	390,070
Invesco S&P MidCap Low Volatility ETF	7,470	387,245
Invesco S&P SmallCap Low Volatility ETF	3,650	178,120
iShares Core MSCI EAFE ETF	12,950	781,792
iShares Core MSCI Emerging Markets ETF	3,600	180,648
iShares Core S&P Total US Stock Market ETF	31,380	2,117,522
iShares Edge MSCI Min Vol EAFE ETF	5,420	387,855
iShares Edge MSCI Min Vol Emerging Markets ETF	1,520	87,871
iShares Edge MSCI Min Vol USA ETF	11,040	692,870
SPDR SSGA US Small Cap Low Volatility Index ETF	1,660	158,260

Total Equity		6,143,971

Fixed Income (23.6%)
iShares Core U.S. Aggregate Bond ETF	14,670	1,632,771
iShares TIPS Bond ETF	2,300	265,052

Total Fixed Income		1,897,823

Total Investments in Securities (100.0%) (Cost $7,500,940)		8,041,794
Other Assets Less Liabilities (0.0%)		(1,999)

Net Assets (100%)		$8,039,795

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,041,794	$—	$—	$8,041,794

Total Assets	$8,041,794	$—	$—	$8,041,794

Total Liabilities	$—	$—	$—	$—

Total	$8,041,794	$—	$—	$8,041,794

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$557,405
Aggregate gross unrealized depreciation	(16,551)

Net unrealized appreciation	$540,854

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,500,940

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (80.9%)
Invesco S&P 500 Low Volatility ETF	6,220	$345,459
Invesco S&P Emerging Markets Low Volatility ETF	1,740	41,082
Invesco S&P International Developed Low Volatility ETF	5,360	179,775
Invesco S&P MidCap Low Volatility ETF	3,620	187,661
Invesco S&P SmallCap Low Volatility ETF	1,680	81,984
iShares Core MSCI EAFE ETF	6,090	367,653
iShares Core MSCI Emerging Markets ETF	1,640	82,295
iShares Core S&P Total US Stock Market ETF	15,260	1,029,745
iShares Edge MSCI Min Vol EAFE ETF	2,600	186,056
iShares Edge MSCI Min Vol Emerging Markets ETF	710	41,045
iShares Edge MSCI Min Vol USA ETF	5,490	344,552
SPDR SSGA US Small Cap Low Volatility Index ETF	880	83,897

Total Equity		2,971,204

Fixed Income (18.9%)
iShares Core U.S. Aggregate Bond ETF	5,290	588,777
iShares TIPS Bond ETF	910	104,868

Total Fixed Income		693,645

Total Investments in Securities (99.8%) (Cost $3,248,203)		3,664,849
Other Assets Less Liabilities (0.2%)		7,266

Net Assets (100%)		$3,672,115

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,664,849	$—	$—	$3,664,849

Total Assets	$3,664,849	$—	$—	$3,664,849

Total Liabilities	$—	$—	$—	$—

Total	$3,664,849	$—	$—	$3,664,849

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$416,646
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$416,646

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,248,203

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (85.9%)
Invesco S&P 500 Low Volatility ETF	9,370	$520,410
Invesco S&P Emerging Markets Low Volatility ETF	2,860	67,525
Invesco S&P International Developed Low Volatility ETF	8,160	273,686
Invesco S&P MidCap Low Volatility ETF	5,450	282,528
Invesco S&P SmallCap Low Volatility ETF	2,740	133,712
iShares Core MSCI EAFE ETF	9,050	546,348
iShares Core MSCI Emerging Markets ETF	2,510	125,952
iShares Core S&P Total US Stock Market ETF	23,530	1,587,804
iShares Edge MSCI Min Vol EAFE ETF	3,890	278,368
iShares Edge MSCI Min Vol Emerging Markets ETF	1,160	67,060
iShares Edge MSCI Min Vol USA ETF	8,280	519,653
SPDR SSGA US Small Cap Low Volatility Index ETF	1,360	129,659

Total Equity		4,532,705

Fixed Income (13.5%)
iShares Core U.S. Aggregate Bond ETF	5,470	608,811
iShares TIPS Bond ETF	930	107,173

Total Fixed Income		715,984

Total Investments in Securities (99.4%) (Cost $4,733,108)		5,248,689
Other Assets Less Liabilities (0.6%)		33,045

Net Assets (100%)		$5,281,734

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,248,689	$—	$—	$5,248,689

Total Assets	$5,248,689	$—	$—	$5,248,689

Total Liabilities	$—	$—	$—	$—

Total	$5,248,689	$—	$—	$5,248,689

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$515,581
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$515,581

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,733,108

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (90.9%)
Invesco S&P 500 Low Volatility ETF	6,770	$376,006
Invesco S&P Emerging Markets Low Volatility ETF	1,760	41,553
Invesco S&P International Developed Low Volatility ETF	5,720	191,849
Invesco S&P MidCap Low Volatility ETF	3,920	203,213
Invesco S&P SmallCap Low Volatility ETF	1,850	90,280
iShares Core MSCI EAFE ETF	6,430	388,179
iShares Core MSCI Emerging Markets ETF	1,690	84,804
iShares Core S&P Total US Stock Market ETF	16,770	1,131,640
iShares Edge MSCI Min Vol EAFE ETF	2,680	191,781
iShares Edge MSCI Min Vol Emerging Markets ETF	810	46,826
iShares Edge MSCI Min Vol USA ETF	6,030	378,443
SPDR SSGA US Small Cap Low Volatility Index ETF	970	92,477

Total Equity		3,217,051

Fixed Income (8.7%)
iShares Core U.S. Aggregate Bond ETF	2,350	261,555
iShares TIPS Bond ETF	400	46,096

Total Fixed Income		307,651

Total Investments in Securities (99.6%) (Cost $3,057,796)		3,524,702
Other Assets Less Liabilities (0.4%)		12,807

Net Assets (100%)		$3,537,509

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,524,702	$—	$—	$3,524,702

Total Assets	$3,524,702	$—	$—	$3,524,702

Total Liabilities	$—	$—	$—	$—

Total	$3,524,702	$—	$—	$3,524,702

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$466,906
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$466,906

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,057,796

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (96.1%)
Invesco S&P 500 Low Volatility ETF	6,670	$370,452
Invesco S&P Emerging Markets Low Volatility ETF	1,700	40,137
Invesco S&P International Developed Low Volatility ETF	5,740	192,520
Invesco S&P MidCap Low Volatility ETF	3,720	192,845
Invesco S&P SmallCap Low Volatility ETF	1,790	87,352
iShares Core MSCI EAFE ETF	6,390	385,764
iShares Core MSCI Emerging Markets ETF	1,790	89,822
iShares Core S&P Total US Stock Market ETF	16,550	1,116,794
iShares Edge MSCI Min Vol EAFE ETF	2,690	192,496
iShares Edge MSCI Min Vol Emerging Markets ETF	790	45,670
iShares Edge MSCI Min Vol USA ETF	6,050	379,698
SPDR SSGA US Small Cap Low Volatility Index ETF	970	92,477

Total Equity		3,186,027

Fixed Income (3.5%)
iShares Core U.S. Aggregate Bond ETF	890	99,057
iShares TIPS Bond ETF	140	16,134

Total Fixed Income		115,191

Total Investments in Securities (99.6%) (Cost $2,823,839)		3,301,218
Other Assets Less Liabilities (0.4%)		12,314

Net Assets (100%)		$3,313,532

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,301,218	$—	$—	$3,301,218

Total Assets	$3,301,218	$—	$—	$3,301,218

Total Liabilities	$—	$—	$—	$—

Total	$3,301,218	$—	$—	$3,301,218

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477,379
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$477,379

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,823,839

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.6%)
Invesco S&P 500 Low Volatility ETF	7,200	$399,888
Invesco S&P Emerging Markets Low Volatility ETF	1,900	44,859
Invesco S&P International Developed Low Volatility ETF	5,890	197,551
Invesco S&P MidCap Low Volatility ETF	3,990	206,841
Invesco S&P SmallCap Low Volatility ETF	2,010	98,088
iShares Core MSCI EAFE ETF	6,480	391,198
iShares Core MSCI Emerging Markets ETF	1,730	86,811
iShares Core S&P Total US Stock Market ETF	17,410	1,174,827
iShares Edge MSCI Min Vol EAFE ETF	2,720	194,643
iShares Edge MSCI Min Vol Emerging Markets ETF	780	45,092
iShares Edge MSCI Min Vol USA ETF	6,370	399,781
SPDR SSGA US Small Cap Low Volatility Index ETF	990	94,384

Total Investments in Securities (99.6%) (Cost $2,849,948)		3,333,963
Other Assets Less Liabilities (0.4%)		14,395

Net Assets (100%)		$3,348,358

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,333,963	$—	$—	$3,333,963

Total Assets	$3,333,963	$—	$—	$3,333,963

Total Liabilities	$—	$—	$—	$—

Total	$3,333,963	$—	$—	$3,333,963

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$484,015
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$484,015

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,849,948

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	5,137	$174,915
BCE, Inc.	1,200	54,226
Deutsche Telekom AG (Registered)	7,200	118,416
Elisa OYJ	600	28,169
Nippon Telegraph & Telephone Corp.	900	40,620
Singapore Telecommunications Ltd.	12,000	28,977
Swisscom AG (Registered)	120	58,203
Telefonica SA	3,355	25,606
Telenor ASA	1,900	38,508
Telia Co. AB	4,000	17,840
Verizon Communications, Inc.	2,700	149,229

		734,709

Interactive Media & Services (0.4%)
Alphabet, Inc., Class A*	85	103,547

Media (0.6%)
CBS Corp. (Non-Voting), Class B	600	30,906
Comcast Corp., Class A	900	38,853
Omnicom Group, Inc.	800	64,176

		133,935

Wireless Telecommunication Services (0.9%)
KDDI Corp.	2,000	52,225
NTT DOCOMO, Inc.	2,700	64,732
Rogers Communications, Inc., Class B	1,700	88,246

		205,203

Total Communication Services		1,177,394

Consumer Discretionary (8.4%)
Auto Components (0.1%)
Bridgestone Corp.	600	22,522

Automobiles (0.5%)
General Motors Co.	1,700	68,578
Suzuki Motor Corp.	300	11,714
Toyota Motor Corp.	700	45,030

		125,322

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	500	23,615
Compass Group plc	1,923	48,472
Darden Restaurants, Inc.	200	24,312
Domino’s Pizza, Inc.	100	24,453
Hilton Worldwide Holdings, Inc.	300	28,965
Marriott International, Inc., Class A	200	27,812
McDonald’s Corp.	300	63,216
Restaurant Brands International, Inc.	500	36,824
Starbucks Corp.	1,700	160,973
Yum! Brands, Inc.	700	78,764

		517,406

Household Durables (0.5%)
Panasonic Corp.	3,900	32,955
Sekisui Chemical Co. Ltd.	2,000	29,632
Sekisui House Ltd.	3,000	50,405

		112,992

Internet & Direct Marketing Retail (0.1%)
eBay, Inc.	700	28,833

Multiline Retail (0.8%)
Dollar General Corp.	500	67,010
Target Corp.	800	69,120
Wesfarmers Ltd.	1,800	48,104

		184,234

Specialty Retail (2.7%)
AutoZone, Inc.*	100	112,304
Home Depot, Inc. (The)	900	192,321
Industria de Diseno Textil SA	2,000	59,648
Nitori Holdings Co. Ltd.	100	13,492
O’Reilly Automotive, Inc.*	200	76,152
Ross Stores, Inc.	700	74,221
TJX Cos., Inc. (The)	2,400	130,944

		659,082

Textiles, Apparel & Luxury Goods (1.6%)
adidas AG	360	115,445
Gildan Activewear, Inc.	800	31,508
LVMH Moet Hennessy Louis Vuitton SE	200	82,699
NIKE, Inc., Class B	1,200	103,236
VF Corp.	700	61,173

		394,061

Total Consumer Discretionary		2,044,452

Consumer Staples (13.0%)
Beverages (3.5%)
Brown-Forman Corp., Class B	500	27,405
Carlsberg A/S, Class B	200	27,277
Coca-Cola Co. (The)	5,100	268,413
Diageo plc	2,400	100,139
Heineken NV	800	85,864
Kirin Holdings Co. Ltd.	1,000	21,730
Monster Beverage Corp.*	500	32,235
PepsiCo, Inc.	1,800	230,058
Pernod Ricard SA	200	35,018
Suntory Beverage & Food Ltd.	500	19,745

		847,884

Food & Staples Retailing (2.5%)
Alimentation Couche-Tard, Inc., Class B	700	42,908
Costco Wholesale Corp.	700	192,941
Koninklijke Ahold Delhaize NV	800	18,088
Loblaw Cos. Ltd.	800	41,509
Metro, Inc.	1,400	54,757
Seven & i Holdings Co. Ltd.	900	30,604
Sysco Corp.	1,200	82,284
Walgreens Boots Alliance, Inc.	1,000	54,490
Walmart, Inc.	200	22,076
Woolworths Group Ltd.	2,200	53,449

		593,106

Food Products (3.1%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	82,636
Danone SA	651	56,441
General Mills, Inc.	1,600	84,976
Hershey Co. (The)	400	60,696
Kellogg Co.	900	52,398
McCormick & Co., Inc. (Non- Voting)	300	47,562
Mondelez International, Inc., Class A	3,300	176,517
Mowi ASA	700	16,829
Nestle SA (Registered)	1,700	180,400

		758,455

Household Products (2.0%)
Church & Dwight Co., Inc.	400	30,176
Clorox Co. (The)	300	48,780
Colgate-Palmolive Co.	1,000	71,740
Henkel AG & Co. KGaA (Preference)(q)	420	43,295
Procter & Gamble Co. (The)	2,500	295,100

		489,091

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (1.9%)
Beiersdorf AG	180	$20,915
Estee Lauder Cos., Inc. (The), Class A	600	110,514
Kao Corp.	500	36,564
L’Oreal SA	270	72,196
Unilever NV	2,600	149,972
Unilever plc	1,300	78,297

		468,458

Total Consumer Staples		3,156,994

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Chevron Corp.	200	24,622
Enbridge, Inc.	800	26,719
Eni SpA	1,400	21,917
Equinor ASA	1,600	28,565
Exxon Mobil Corp.	2,000	148,720
Neste OYJ	1,200	39,668
Phillips 66	400	41,024
Repsol SA	1,802	28,569
TOTAL SA	1,400	72,544

Total Energy		432,348

Financials (19.8%)
Banks (6.9%)
Bank Hapoalim BM*	4,000	30,346
Bank Leumi Le-Israel BM	3,000	21,880
Bank of America Corp.	3,600	110,448
Bank of Montreal	1,100	82,346
Bank of Nova Scotia (The)	1,800	96,096
Bankinter SA	2,000	12,943
BB&T Corp.	800	41,224
Canadian Imperial Bank of Commerce	1,000	78,671
Citigroup, Inc.	1,100	78,276
Citizens Financial Group, Inc.	600	22,356
Comerica, Inc.	200	14,640
Commonwealth Bank of Australia	511	28,700
DNB ASA	900	16,089
Hang Seng Bank Ltd.	1,400	33,189
ING Groep NV	2,700	29,967
JPMorgan Chase & Co.	300	34,800
KBC Group NV	200	12,845
M&T Bank Corp.	200	32,850
Mizrahi Tefahot Bank Ltd.*	1,800	43,269
National Australia Bank Ltd.	1,400	27,218
National Bank of Canada	1,400	67,762
Oversea-Chinese Banking Corp. Ltd.	3,000	25,017
PNC Financial Services Group, Inc. (The)	700	100,030
Royal Bank of Canada	1,600	126,347
Skandinaviska Enskilda Banken AB, Class A	6,000	56,438
SunTrust Banks, Inc.	700	46,620
Svenska Handelsbanken AB, Class A	4,000	36,024
Swedbank AB, Class A	2,600	35,486
Toronto-Dominion Bank (The)	3,400	198,750
United Overseas Bank Ltd.	1,000	19,172
US Bancorp	1,800	102,870

		1,662,669

Capital Markets (4.1%)
Ameriprise Financial, Inc.	300	43,653
ASX Ltd.	400	24,073
Bank of New York Mellon Corp. (The)	1,500	70,380
BlackRock, Inc.	300	140,304
Brookfield Asset Management, Inc., Class A	1,300	63,700
CME Group, Inc.	500	97,210
Deutsche Boerse AG	400	55,950
FactSet Research Systems, Inc.	100	27,730
Hong Kong Exchanges & Clearing Ltd.	700	23,641
Intercontinental Exchange, Inc.	1,000	87,860
Moody’s Corp.	200	42,868
Morgan Stanley	900	40,104
MSCI, Inc.	300	68,172
Northern Trust Corp.	400	39,200
S&P Global, Inc.	500	122,475
T. Rowe Price Group, Inc.	500	56,695

		1,004,015

Consumer Finance (0.6%)
American Express Co.	900	111,933
Discover Financial Services	400	35,896

		147,829

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	1,000	205,430

Insurance (7.4%)
Aflac, Inc.	1,600	84,224
Allianz SE (Registered)	628	146,399
Allstate Corp. (The)	1,100	118,140
American Financial Group, Inc.	400	40,952
Aon plc	800	151,400
Arch Capital Group Ltd.*	600	23,214
Cincinnati Financial Corp.	300	32,199
Great-West Lifeco, Inc.	1,200	26,349
Hartford Financial Services Group, Inc. (The)	800	46,104
Intact Financial Corp.	500	46,606
Legal & General Group plc	8,000	25,375
Loews Corp.	1,100	58,894
Manulife Financial Corp.	4,900	88,733
Marsh & McLennan Cos., Inc.	1,600	158,080
Medibank Pvt Ltd.	8,700	21,395
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	330	79,555
Principal Financial Group, Inc.	500	29,020
Progressive Corp. (The)	1,600	129,568
Sampo OYJ, Class A	1,600	66,588
Sun Life Financial, Inc.	2,500	103,879
Swiss Life Holding AG (Registered)	100	48,346
Tokio Marine Holdings, Inc.	500	26,541
Travelers Cos., Inc. (The)	400	58,648
Willis Towers Watson plc	400	78,088
Zurich Insurance Group AG	280	97,383

		1,785,680

Total Financials		4,805,623

Health Care (11.1%)
Biotechnology (0.6%)
Amgen, Inc.	664	123,889
CSL Ltd.	200	31,230

		155,119

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	700	60,970
Baxter International, Inc.	800	67,176
Cochlear Ltd.	200	29,900
Coloplast A/S, Class B	400	46,587
Danaher Corp.	700	98,350
Hoya Corp.	400	30,732
IDEXX Laboratories, Inc.*	200	56,410

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Philips NV	614	$28,794
Medtronic plc	1,900	193,686
STERIS plc	200	29,772
Stryker Corp.	600	125,868
Terumo Corp.	900	26,182

		794,427

Health Care Providers & Services (1.6%)
AmerisourceBergen Corp.	200	17,430
Anthem, Inc.	200	58,922
Fresenius Medical Care AG & Co. KGaA	200	13,931
HCA Healthcare, Inc.	400	53,404
Henry Schein, Inc.*	400	26,616
UnitedHealth Group, Inc.	900	224,109

		394,412

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	500	34,705
Mettler-Toledo International, Inc.*	100	75,675
Thermo Fisher Scientific, Inc.	300	83,304
Waters Corp.*	100	21,056

		214,740

Pharmaceuticals (4.7%)
Astellas Pharma, Inc.	3,000	42,638
Eli Lilly & Co.	1,300	141,635
GlaxoSmithKline plc	2,000	41,387
Johnson & Johnson	1,200	156,264
Merck & Co., Inc.	2,200	182,578
Merck KGaA	200	20,493
Novo Nordisk A/S, Class B	1,700	81,594
Otsuka Holdings Co. Ltd.	400	14,707
Pfizer, Inc.	5,100	198,084
Roche Holding AG	520	139,233
Shionogi & Co. Ltd.	300	16,635
Zoetis, Inc.	900	103,401

		1,138,649

Total Health Care		2,697,347

Industrials (14.8%)
Aerospace & Defense (3.2%)
Airbus SE	270	38,171
Boeing Co. (The)	300	102,354
CAE, Inc.	1,000	26,966
General Dynamics Corp.	500	92,970
Lockheed Martin Corp.	400	144,868
MTU Aero Engines AG	100	25,012
Northrop Grumman Corp.	400	138,228
Raytheon Co.	600	109,374
Thales SA	200	22,538
United Technologies Corp.	500	66,800

		767,281

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	800	61,080
United Parcel Service, Inc., Class B	900	107,523

		168,603

Building Products (0.8%)
Allegion plc	200	20,708
Assa Abloy AB, Class B	1,200	27,485
Daikin Industries Ltd.	200	24,828
Geberit AG (Registered)	140	64,484
Johnson Controls International plc	500	21,220
Lennox International, Inc.	100	25,648

		184,373

Commercial Services & Supplies (1.2%)
Cintas Corp.	200	52,088
Copart, Inc.*	300	23,259
Dai Nippon Printing Co. Ltd.	1,000	20,972
Republic Services, Inc.	400	35,460
Secom Co. Ltd.	700	55,013
Waste Management, Inc.	800	93,600

		280,392

Construction & Engineering (0.6%)
HOCHTIEF AG	120	13,617
Kajima Corp.	2,000	25,742
Obayashi Corp.	2,000	18,911
Shimizu Corp.	3,000	24,198
Vinci SA	500	51,243
WSP Global, Inc.	400	22,561

		156,272

Electrical Equipment (0.4%)
Legrand SA	300	21,148
Mitsubishi Electric Corp.	2,000	26,137
Rockwell Automation, Inc.	200	32,156
Schneider Electric SE	300	25,829

		105,270

Industrial Conglomerates (1.6%)
3M Co.	900	157,248
Honeywell International, Inc.	600	103,476
Roper Technologies, Inc.	200	72,730
Siemens AG (Registered)	540	59,278

		392,732

Machinery (2.0%)
ANDRITZ AG	300	10,717
Atlas Copco AB, Class A	1,500	45,946
Caterpillar, Inc.	500	65,835
Cummins, Inc.	300	49,200
Epiroc AB, Class A	2,000	21,901
Illinois Tool Works, Inc.	500	77,115
Ingersoll-Rand plc	500	61,830
Kone OYJ, Class B	600	34,199
PACCAR, Inc.	500	35,070
Sandvik AB	2,000	30,779
Xylem, Inc.	600	48,174

		480,766

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	26,492

Professional Services (0.9%)
Recruit Holdings Co. Ltd.	800	27,225
SGS SA (Registered)	17	41,931
TransUnion	300	24,837
Verisk Analytics, Inc.	400	60,688
Wolters Kluwer NV	1,000	72,454

		227,135

Road & Rail (1.9%)
Canadian National Railway Co.	1,300	123,046
Canadian Pacific Railway Ltd.	100	23,875
Central Japan Railway Co.	200	40,147
DSV A/S	300	28,591
East Japan Railway Co.	300	27,503
Hankyu Hanshin Holdings, Inc.	1,000	35,090
Kintetsu Group Holdings Co. Ltd.	1,000	47,268
MTR Corp. Ltd.	4,000	26,230
Odakyu Electric Railway Co. Ltd.	2,000	44,681
Union Pacific Corp.	300	53,985

		450,416

Trading Companies & Distributors (1.0%)
Brenntag AG	400	19,670
Bunzl plc	600	15,702
Fastenal Co.	1,000	30,800
Ferguson plc	473	35,228
ITOCHU Corp.	1,500	28,621
Marubeni Corp.	3,000	19,464

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Corp.	1,200	$32,270
Mitsui & Co. Ltd.	1,900	30,926
Sumitomo Corp.	2,300	34,179

		246,860

Transportation Infrastructure (0.4%)
Aena SME SA(m)	270	48,670
Auckland International Airport Ltd.	4,900	29,876
Sydney Airport	4,000	22,811

		101,357

Total Industrials		3,587,949

Information Technology (13.1%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	3,893	215,672
F5 Networks, Inc.*	100	14,672

		230,344

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	600	55,992
Hamamatsu Photonics KK	500	18,435
Hexagon AB, Class B	300	14,553
Hitachi Ltd.	600	21,341
Keyence Corp.	100	57,069
Kyocera Corp.	400	24,470
TE Connectivity Ltd.	700	64,680

		256,540

IT Services (4.8%)
Accenture plc, Class A	1,000	192,580
Amadeus IT Group SA	700	54,754
Automatic Data Processing, Inc.	1,100	183,172
Broadridge Financial Solutions, Inc.	200	25,424
CGI, Inc.*	1,000	76,966
Cognizant Technology Solutions Corp., Class A	800	52,112
Fidelity National Information Services, Inc.	500	66,625
Jack Henry & Associates, Inc.	300	41,910
Mastercard, Inc., Class A	600	163,362
Paychex, Inc.	600	49,830
Visa, Inc., Class A	1,400	249,200

		1,155,935

Semiconductors & Semiconductor Equipment (1.4%)
ASML Holding NV	390	86,504
Intel Corp.	2,400	121,320
Texas Instruments, Inc.	1,100	137,511

		345,335

Software (3.6%)
Adobe, Inc.*	500	149,430
ANSYS, Inc.*	100	20,312
Cadence Design Systems, Inc.*	400	29,564
Citrix Systems, Inc.	200	18,848
Dassault Systemes SE	175	26,492
Intuit, Inc.	500	138,655
Microsoft Corp.	1,400	190,778
Oracle Corp.	1,600	90,080
salesforce.com, Inc.*	200	30,900
SAP SE	1,100	136,453
Synopsys, Inc.*	200	26,552
VMware, Inc., Class A	100	17,449

		875,513

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	800	170,432
Canon, Inc.	1,300	35,335
FUJIFILM Holdings Corp.	700	33,181
HP, Inc.	3,300	69,432

		308,380

Total Information Technology		3,172,047

Materials (3.4%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	300	68,481
Asahi Kasei Corp.	2,000	20,351
Chr Hansen Holding A/S	200	17,424
Ecolab, Inc.	900	181,557
EMS-Chemie Holding AG (Registered)	60	37,447
Givaudan SA (Registered)	33	87,564
Koninklijke DSM NV	310	38,362
Novozymes A/S, Class B	400	18,555
PPG Industries, Inc.	500	58,695
Sherwin-Williams Co. (The)	100	51,304
Shin-Etsu Chemical Co. Ltd.	300	30,558
Sumitomo Chemical Co. Ltd.	11,000	50,255
Symrise AG	300	27,791

		688,344

Containers & Packaging (0.3%)
Amcor plc (CHDI)	1,800	19,116
Ball Corp.	800	57,184

		76,300

Metals & Mining (0.1%)
Rio Tinto Ltd.	411	27,754

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	600	16,179

Total Materials		808,577

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	300	43,908
Ascendas REIT (REIT)	12,000	26,624
AvalonBay Communities, Inc. (REIT)	500	104,395
CapitaLand Mall Trust (REIT)	19,000	36,152
Dexus (REIT)	4,200	37,587
Equity Residential (REIT)	900	71,001
Essex Property Trust, Inc. (REIT)	100	30,222
Goodman Group (REIT)	3,500	35,360
H&R REIT (REIT)	1,400	24,058
Japan Retail Fund Investment Corp. (REIT)	9	18,098
Link REIT (REIT)	2,000	23,322
Mirvac Group (REIT)	13,600	29,856
Public Storage (REIT)	300	72,828
Regency Centers Corp. (REIT)	300	20,010
Simon Property Group, Inc. (REIT)	600	97,320
Vornado Realty Trust (REIT)	200	12,864

		683,605

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	600	31,806
Daiwa House Industry Co. Ltd.	1,000	28,326
First Capital Realty, Inc. (REIT)	2,200	36,422
Mitsubishi Estate Co. Ltd.	1,000	18,293
Mitsui Fudosan Co. Ltd.	1,000	22,630

		137,477

Total Real Estate		821,082

Utilities (4.6%)
Electric Utilities (1.3%)
Chubu Electric Power Co., Inc.	3,100	43,711
Enel SpA	12,000	82,238
Eversource Energy	1,300	98,618
Red Electrica Corp. SA	2,000	37,807
Terna Rete Elettrica Nazionale SpA	8,000	48,688

		311,062

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.9%)
Atmos Energy Corp.	500	$54,520
Enagas SA	1,200	26,074
Hong Kong & China Gas Co. Ltd.	17,303	38,154
Naturgy Energy Group SA	800	20,249
Snam SpA	6,000	29,442
Tokyo Gas Co. Ltd.	2,000	49,911

		218,350

Multi-Utilities (2.0%)
CenterPoint Energy, Inc.	2,200	63,822
CMS Energy Corp.	1,200	69,864
Consolidated Edison, Inc.	1,300	110,448
E.ON SE	4,000	40,028
National Grid plc	1,400	14,389
Public Service Enterprise Group, Inc.	1,300	74,295
Sempra Energy	800	108,344

		481,190

Water Utilities (0.4%)
American Water Works Co., Inc.	700	80,346
Severn Trent plc	1,200	29,409

		109,755

Total Utilities		1,120,357

Total Investments in Securities (98.3%) (Cost $20,304,527)		23,824,170
Other Assets Less Liabilities (1.7%)		411,146

Net Assets (100%)		$24,235,316

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2019, the market value of these securities amounted to $48,670 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.0	#
Belgium	0.0	#
Canada	7.0
Denmark	0.9
Finland	0.8
France	2.1
Germany	3.9
Hong Kong	0.6
Israel	0.4
Italy	0.7
Japan	6.9
Netherlands	1.5
New Zealand	0.1
Norway	0.4
Singapore	0.6
Spain	1.3
Sweden	1.2
Switzerland	3.6
United Kingdom	2.1
United States	62.5
Cash and Other	1.7

	100.0%

#	Percent shown is less than 0.05%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$704,098	$473,296	$—	$1,177,394
Consumer Discretionary	1,484,334	560,118	—	2,044,452
Consumer Staples	2,027,535	1,129,459	—	3,156,994
Energy	241,085	191,263	—	432,348
Financials	3,761,794	1,043,829	—	4,805,623
Health Care	2,133,304	564,043	—	2,697,347
Industrials	2,164,772	1,423,177	—	3,587,949
Information Technology	2,663,460	508,587	—	3,172,047
Materials	417,221	391,356	—	808,577
Real Estate	544,834	276,248	—	821,082
Utilities	660,257	460,100	—	1,120,357

Total Assets	$16,802,694	$7,021,476	$—	$23,824,170

Total Liabilities	$—	$—	$—	$—

Total	$16,802,694	$7,021,476	$—	$23,824,170

As of July 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,903,998
Aggregate gross unrealized depreciation	(399,713)

Net unrealized appreciation	$3,504,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,319,885

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each series (each, a “Fund” and collectively, the “Funds”) of the 1290 Funds (the “Trust”). The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC, d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2019, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on July 31, 2019 are as follows:

Funds:	Market Value	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value	$4,633,566	4.5%
1290 Global Talents	7,738,249	28.4
1290 SmartBeta Equity	7,021,476	29.5

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2019 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.